------------------------------------
        INSTITUTIONAL CLASS
------------------------------------

               [LOGO]

           PRIVACY POLICY
                AND
             PROSPECTUS
           MARCH 1, 2002

  [AMERICAN AADVANTAGE FUNDS LOGO]

                       EQUITY FUNDS
                                  ------------------------------
                                    - BALANCED FUND

                                    - LARGE CAP VALUE FUND

                                    - LARGE CAP GROWTH FUND

                                    - SMALL CAP VALUE FUND

                                    - INTERNATIONAL EQUITY FUND

                                    - EMERGING MARKETS FUND
                        INDEX FUNDS
                                  ------------------------------
                                    - S&P 500 INDEX FUND

                                    - SMALL CAP INDEX FUND

                                    - INTERNATIONAL EQUITY INDEX FUND
                         BOND FUNDS
                                  ------------------------------
                                    - HIGH YIELD BOND FUND

                                    - INTERMEDIATE BOND FUND

                                    - SHORT-TERM BOND FUND
                 MONEY MARKET FUNDS
                                  ------------------------------
                                    - MONEY MARKET FUND

                                    - MUNICIPAL MONEY MARKET FUND


     MANAGED BY AMR INVESTMENT SERVICES, INC.              This page is not part of the Prospectus.


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

                        [AMERICAN AADVANTAGE FUNDS LOGO]

                                 PRIVACY POLICY

The American AAdvantage Funds recognizes and respects the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

- information we receive from you on applications or other forms;

- information about your transactions with us or our service providers; and

- information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

                    This page is not part of the Prospectus.

------------------------------------
        INSTITUTIONAL CLASS
------------------------------------

               [LOGO]

             PROSPECTUS
           MARCH 1, 2002


  AS SUPPLEMENTED ON APRIL 2, 2002


  [AMERICAN AADVANTAGE FUNDS LOGO]

                       EQUITY FUNDS
                                  ------------------------------
                                    - BALANCED FUND

                                    - LARGE CAP VALUE FUND

                                    - LARGE CAP GROWTH FUND

                                    - SMALL CAP VALUE FUND

                                    - INTERNATIONAL EQUITY FUND

                                    - EMERGING MARKETS FUND
                        INDEX FUNDS
                                  ------------------------------
                                    - S&P 500 INDEX FUND

                                    - SMALL CAP INDEX FUND

                                    - INTERNATIONAL EQUITY INDEX FUND
                         BOND FUNDS
                                  ------------------------------
                                    - HIGH YIELD BOND FUND

                                    - INTERMEDIATE BOND FUND

                                    - SHORT-TERM BOND FUND
                 MONEY MARKET FUNDS
                                  ------------------------------
                                    - MONEY MARKET FUND

                                    - MUNICIPAL MONEY MARKET FUND

                                                           The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the
                                                           investment merit of these Funds. To state otherwise is a criminal
     MANAGED BY AMR INVESTMENT SERVICES, INC.              offense.


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

              [AMERICAN AADVANTAGE FUNDS INSTITUTIONAL CLASS LOGO]

TABLE OF CONTENTS


About the Funds

Overview.........................................     2
Balanced Fund....................................     3
Large Cap Value Fund.............................     6
Large Cap Growth Fund............................     8
Small Cap Value Fund.............................    10
International Equity Fund........................    12
Emerging Markets Fund............................    14
S&P 500 Index Fund...............................    16
Small Cap Index Fund.............................    18
International Equity Index Fund..................    20
High Yield Bond Fund.............................    23
Intermediate Bond Fund...........................    26
Short-Term Bond Fund.............................    28
Money Market Fund................................    30
Municipal Money Market Fund......................    32
The Manager......................................    34
SSgA and Fund Asset Management...................    34
The Investment Advisers..........................    35
Valuation of Shares..............................    37

About Your Investment

Purchase and Redemption of Shares................    37
Distributions and Taxes..........................    40

Additional Information

Distribution of Fund Shares......................    40
Master-Feeder Structure..........................    41
Financial Highlights.............................    41
Additional Information...................... Back Cover

ABOUT THE FUNDS
--------------------------------------------------------------------------------

Overview

The American AAdvantage Funds (the "Funds") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.

The International Equity, S&P 500 Index, Small Cap Index, International Equity Index, Money Market and Municipal Money Market Funds operate under a master-feeder structure (the "Master-Feeder Funds"). Each Master-Feeder Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio with a similar name and identical investment objective.

- The International Equity, Money Market and Municipal Money Market Funds invest all of their investable assets in a corresponding portfolio of the AMR Investment Services Trust ("AMR Trust"). The AMR Trust is managed by the Manager.

- The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio. The State Street Equity 500 Index Portfolio is managed by SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street Bank and Trust Company.

- The Small Cap Index and International Equity Index Funds invest all of their investable assets in corresponding portfolios of the Quantitative Master Series Trust ("Index Trust"). The Index Trust is managed by Fund Asset Management, L.P. ("FAM"), a Delaware limited partnership wholly owned by Merrill Lynch & Co., Inc.

Throughout this Prospectus, statements regarding investments by a Master-Feeder Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".


--------------------------------------------------------------------------------

About the Fund                          2                             Prospectus

AMERICAN AADVANTAGE

BALANCED FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.

Principal Strategies
--------------------

Ordinarily, between 50% and 70% of the Fund's total assets are invested in equity securities and between 30% and 50% of the Fund's total assets are invested in debt securities.

The Fund's equity investments may include common stocks, preferred stocks, securities convertible into common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks").

The Manager currently allocates the Fund's assets among four investment advisers:

  AMR Investment Services, Inc.

  Barrow, Hanley, Mewhinney & Strauss, Inc.

  Brandywine Asset Management, LLC

  Hotchkis and Wiley Capital Management, LLC

The Fund's equity assets are allocated, generally on an equal basis, among Barrow, Hanley, Mewhinney & Strauss, Inc., Brandywine Asset Management, LLC and Hotchkis and Wiley Capital Management, LLC. The Fund's fixed income assets are allocated, generally on an equal basis, among AMR Investment Services, Inc., Barrow, Hanley, Mewhinney & Strauss, Inc. and Brandywine Asset Management, LLC.

The Fund's investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the Fund's investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

The Fund's investments in debt securities may include: obligations of the U.S. Government, its agencies and instrumentalities; U.S. corporate debt securities, such as notes and bonds; mortgage-backed securities; asset-backed securities; master-demand notes; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances, commercial paper and other notes; and other debt securities. The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). Obligations rated in the fourth highest rating category are limited to 25% of the Fund's total assets. The Fund, at the discretion of the applicable investment adviser, may retain a security that has been downgraded below the initial investment criteria.

In determining which debt securities to buy and sell, the investment advisers generally use a "top-down" or "bottom-up" investment strategy, or a combination of both strategies.

The top-down fixed income investment strategy is implemented as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trend in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

The bottom-up fixed income investment strategy is implemented as follows:

- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.

- Evaluate credit quality of the securities.

- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examin-

--------------------------------------------------------------------------------

Prospectus                              3                         About the Fund

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

  ing actual price volatility between U.S. Government and non-U.S. Government securities.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors
----------------------

MARKET RISK (STOCKS)
Since this Fund invests a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

VALUE STOCKS RISK (STOCKS)
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

INTEREST RATE RISK (BONDS)
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK (BONDS)
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

PREPAYMENT RISK (BONDS)
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to four broad-based market indices and the Lipper Balanced Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market indices do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................   8.97%
93..........................................................  14.46%
94..........................................................  -1.84%
95..........................................................  28.79%
96..........................................................  13.96%
97..........................................................  19.87%
98..........................................................   8.28%
99..........................................................  -3.59%
00..........................................................  10.57%
01..........................................................   5.59%

Highest Quarterly Return:                 9.96%
  (1/1/92 through 12/31/01)         (2nd Quarter 1997)
Lowest Quarterly Return:                  -7.71%
  (1/1/92 through 12/31/01)         (3rd Quarter 1999)


--------------------------------------------------------------------------------

About the Fund                          4                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/01
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
RETURN BEFORE TAXES             5.59%     7.88%      10.13%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                 3.99%     4.74%       7.12%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                   3.52%     5.22%       7.10%
------------------------------------------------------------
S&P 500/Barra Value Index(1)   -11.71%    9.49%      13.10%
S&P 500 Index(2)               -11.88%   10.70%      12.94%
Lehman Bros. Intermediate
  Gov./Credit Index(3)          8.98%     7.09%       6.81%
Lehman Bros. Aggregate
  Index(4)                      8.42%     7.43%       7.23%
Lipper Balanced Index          -3.25%     8.38%       9.54%

(1) The S&P 500/Barra Value Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index.

(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

(3) The Lehman Brothers Intermediate Gov./Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.

(4) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities. As of March 1, 2002, this Index replaces the Lehman Bros. Intermediate Gov./Credit Index as the Fund's fixed-income market index, because it better reflects the principal strategies of the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.29%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.33
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.62%
                                                       ====

(1) Prior to March 1, 2002, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Balanced Portfolio of the AMR Trust.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ...................................   $63
3 YEARS...................................  $199
5 YEARS...................................  $346
10 YEARS..................................  $774


--------------------------------------------------------------------------------

Prospectus                              5                         About the Fund

AMERICAN AADVANTAGE

LARGE CAP VALUE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.

Principal Strategies
--------------------

Ordinarily, at least 80% of the total assets of the Fund are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalization of the companies in the Russell 1000(R) Index(1) at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks").

The Manager currently allocates the Fund's assets, generally on an equal basis, among four investment advisers:

  Barrow, Hanley, Mewhinney & Strauss, Inc.

  Brandywine Asset Management, LLC

  Hotchkis and Wiley Capital Management, LLC

  Metropolitan West Capital Management, LLC

The Fund's investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the Fund's investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

---------------

(1)  The Russell 1000(R) Index is a service mark of Frank Russell Company.

--------------------------------------------------------------------------------

About the Fund                          6                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to two broad-based market indices and the Lipper Multi-Cap Value Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market indices do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................  11.90%
93..........................................................  15.74%
94..........................................................  -1.14%
95..........................................................  34.43%
96..........................................................  21.09%
97..........................................................  26.48%
98..........................................................   6.17%
99..........................................................  -4.62%
00..........................................................  11.44%
01..........................................................   2.10%

Highest Quarterly Return:                14.13%
  (1/1/92 through 12/31/01)        (2nd Quarter 1997)
Lowest Quarterly Return:                -14.03%
  (1/1/92 through 12/31/01)        (3rd Quarter 1998)

                                AVERAGE ANNUAL TOTAL RETURN
                                ----------------------------
                                       AS OF 12/31/01
                                ----------------------------
                                1 YEAR   5 YEARS    10 YEARS
                                ------   --------   --------
RETURN BEFORE TAXES              2.10%     7.82%     11.75%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                  1.11%     5.03%      9.05%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    1.48%     5.59%      8.85%
------------------------------------------------------------
S&P 500/Barra Value Index(1)    -11.71%    9.49%     13.10%
S&P 500 Index(2)                -11.88%   10.70%     12.94%
Lipper Multi Cap Value Index     1.30%     9.73%     12.32%

(1) The S&P 500/Barra Value Index is a market value weighted index of stocks with book-to-price ratios in the top 50% of the S&P 500 Index.

(2) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Value Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.30%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.34
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.64%
                                                       ====

(1) Prior to March 1, 2002, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Large Cap Value Portfolio of the AMR Trust.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ...................................   $65
3 YEARS...................................  $205
5 YEARS...................................  $357
10 YEARS..................................  $798


--------------------------------------------------------------------------------

Prospectus                              7                         About the Fund

AMERICAN AADVANTAGE

LARGE CAP GROWTH FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.

Principal Strategies
--------------------

Ordinarily, at least 80% of the total assets of the Fund are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalization of the companies in the Russell 1000 Index at the time of investment. The Russell 1000(R) Index(1) measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively referred to as "stocks") that the investment advisers believe have above-average growth potential.

The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment advisers:

  Goldman Sachs Asset Management ("GSAM")

  J.P. Morgan Investment Management Inc. ("J.P. Morgan")

GSAM utilizes quantitative techniques and fundamental research in seeking to maximize its portion of the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the Russell 1000(R) Growth Index.(1) GSAM attempts to structure a portfolio that seeks attractively-valued stocks with positive momentum.

J.P. Morgan attempts to allocate its portion of the Fund's assets across industries in weightings similar to those of the Russell 1000 Growth Index. Within each industry, J.P. Morgan modestly overweights stocks that it determines to be undervalued or fairly valued, while modestly underweighting or not holding stocks that appear overvalued.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

GROWTH COMPANIES RISK
Growth companies are expected to increase their earnings at a certain rate. When these expectations are not met, the prices of these stocks may go down, even if earnings showed an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund has performed for periods ended December 31, 2001. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Large Cap Growth Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

---------------

(1) Russell 1000(R) Index and Russell 1000(R) Growth Index are service marks of the Frank Russell Company.

--------------------------------------------------------------------------------

About the Fund                          8                             Prospectus

AMERICAN AADVANTAGE
LARGE CAP GROWTH FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

                                    [GRAPH]

               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/01

01..........................................................  -20.97%

Highest Quarterly Return:                 14.97%
  (1/1/01 through 12/31/01)         (4th Quarter 2001)
Lowest Quarterly Return:                 -21.98%
  (1/1/01 through 12/31/01)         (1st Quarter 2001)

                                AVERAGE ANNUAL TOTAL RETURN
                                ----------------------------
                                       AS OF 12/31/01
                                ----------------------------
                                             SINCE INCEPTION
                                1 YEAR          (7/31/00)
                                -------      ---------------
RETURN BEFORE TAXES             -20.97%         -28.43%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                 -20.97%         -28.45%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                   -12.77%         -22.42%
------------------------------------------------------------
Lipper Large Cap Growth Index   -23.87%         -28.42%
Russell 1000(R) Growth
  Index(1)                      -20.42%         -28.80%

(1) The Russell 1000 Growth Index is an unmanaged index of those stocks in the Russell 1000 Index with above-average price-to-book ratios and above-average forecasted growth values.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Growth Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.63%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.38
                                                       ----
Total Annual Fund Operating Expenses                   1.01%
                                                       ====
Fee Waiver and/or Expense Reimbursement                0.02%(2)
NET EXPENSES                                           0.99%

(1) From its inception on July 31, 2000 to March 1, 2001, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Large Cap Growth Portfolio through February 28, 2001.

(2) The Manager has contractually agreed to reimburse the Fund for Other Expenses through October 31, 2002 to the extent that Total Annual Fund Operating Expenses exceed 0.99%.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager's expense reimbursement is only guaranteed through October 31, 2002, Net Expenses are used to calculate costs in year one, and Total Annual Fund Operating Expenses are used to calculate costs in years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................    $101
3 YEARS.................................    $320
5 YEARS.................................    $556
10 YEARS................................  $1,234


--------------------------------------------------------------------------------

Prospectus                              9                         About the Fund

AMERICAN AADVANTAGE

SMALL CAP VALUE FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation and current income.

Principal Strategies
--------------------

Ordinarily, at least 80% of the total assets of the Fund are invested in equity securities of U.S. companies with market capitalizations of $2 billion or less at the time of investment. The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, and U.S. dollar-denominated American Depositary Receipts (collectively, "stocks").

The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment advisers:

  Brandywine Asset Management, LLC

  Hotchkis and Wiley Capital Management, LLC

The investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

Each of the investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

SMALL CAPITALIZATION COMPANIES RISK
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

VALUE STOCKS RISK
Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the Fund's investments in value stocks may limit its downside risk over time, the Fund may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


--------------------------------------------------------------------------------

About the Fund                         10                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Small Cap Value Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

99..........................................................  -4.79%
00..........................................................  18.99%
01..........................................................  27.99%

Highest Quarterly Return:                22.27%
  (1/1/99 through 12/31/01)        (4th Quarter 2001)
Lowest Quarterly Return:                -13.00%
  (1/1/99 through 12/31/01)        (3rd Quarter 2001)

                                AVERAGE ANNUAL TOTAL RETURN
                                ----------------------------
                                       AS OF 12/31/01
                                ----------------------------
                                             SINCE INCEPTION
                                1 YEAR         (12/31/98)
                                ------       ---------------
RETURN BEFORE TAXES              27.99%          13.19%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                  25.23%          11.50%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    17.51%           9.91%
------------------------------------------------------------
Russell 2000(R) Value Index(1)   14.03%          11.33%
Lipper Small Cap Value Index     17.20%          11.29%

(1) The Russell 2000 Value Index is an unmanaged index of those stocks in the Russell 2000 Index with below-average price-to-book ratios and below-average forecasted growth values. Russell 2000 (R) Value Index is a service mark of the Frank Russell Company.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.58%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.31
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.89%
                                                       ====

(1) Prior to March 1, 2002, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Small Cap Value Portfolio of the AMR Trust.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................     $91
3 YEARS.................................    $284
5 YEARS.................................    $493
10 YEARS................................  $1,096


--------------------------------------------------------------------------------

Prospectus                             11                         About the Fund

AMERICAN AADVANTAGE

INTERNATIONAL EQUITY FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the International Equity Portfolio of the AMR Trust.

Ordinarily, at least 80% of the Fund's total assets are invested in common stocks and securities convertible into common stocks (collectively, "stocks") of issuers based in at least three different countries located outside the United States. The Fund may invest in countries comprising the Morgan Stanley Capital International Europe Australasia Far East Index ("EAFE Index"). The EAFE Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets.

The Manager currently allocates the Fund's assets among four investment advisers:

  Causeway Capital Management LLC

  Independence Investment LLC ("Independence")

  Lazard Asset Management

  Templeton Investment Counsel, LLC

Approximately 10% of the Fund's assets are allocated to Independence, and the remainder are allocated, generally on an equal basis, among the other three investment advisers.

The investment advisers select stocks which, in their opinion, have most or all of the following characteristics:

- above-average earnings growth potential,

- below-average price to earnings ratio,

- below-average price to book value ratio, and

- above-average dividend yields.

The investment advisers may also consider potential changes in currency exchange rates when choosing stocks. Each of the investment advisers determines the earnings growth prospects of companies based upon a combination of internal and external research using fundamental analysis and considering changing economic trends. The decision to sell a stock is typically based on the belief that the company is no longer considered undervalued or shows deteriorating fundamentals, or that better investment opportunities exist in other stocks. The Manager believes that this strategy will help the Fund outperform other investment styles over the longer term while minimizing volatility and downside risk. The Fund may trade forward foreign currency contracts or currency futures to hedge currency fluctuations of underlying stock positions when it is believed that a foreign currency may suffer a decline against the U.S. dollar.

Independence utilizes an "amplified alpha" approach in determining which equity securities to buy and sell. This approach attempts to amplify the outperformance expected from the best ideas of the other investment advisers by concentrating assets in those stocks that are overweighted in the aggregate of the advisers' portfolios when compared to a relevant market index.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of that country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

--------------------------------------------------------------------------------

About the Fund                         12                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

DERIVATIVES RISK
The Fund may use derivatives, such as futures contracts, foreign currency forward contracts and options on futures as a hedge against foreign currency fluctuations. There can be no assurance that any strategy used will succeed. If one of the investment advisers incorrectly forecasts currency exchange rates in utilizing a derivatives strategy for the Fund, the Fund could lose money. ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper International Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92.............................  -11.03%
93.............................   42.33%
94.............................    0.98%
95.............................   17.69%
96.............................   19.78%
97.............................    9.56%
98.............................   11.73%
99.............................   26.91%
00.............................   -4.14%
01.............................  -15.43%

Highest Quarterly Return:                 15.19%
  (1/1/92 through 12/31/01)         (4th Quarter 1998)
Lowest Quarterly Return:                 -15.60%
  (1/1/92 through 12/31/01)         (3rd Quarter 1998)

                                 AVERAGE ANNUAL TOTAL RETURN
                                 ---------------------------
                                       AS OF 12/31/01
                                 ---------------------------
                                 1 YEAR   5 YEARS   10 YEARS
                                 ------   -------   --------
RETURN BEFORE TAXES              -15.43%   4.72%      8.54%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                  -15.81%   3.15%      7.02%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     -9.18%   3.54%      6.64%
------------------------------------------------------------
EAFE Index(1)                    -21.44%   0.89%      4.46%
Lipper International Index       -19.34%   2.75%      6.67%

(1) The EAFE Index is an unmanaged index of international stock investment performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.(1)
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.36%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.42
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.78%
                                                       ====

(1) The expense table and the Example below reflect the expenses of both the Fund and the International Equity Portfolio of the AMR Trust.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ...................................   $80
3 YEARS...................................  $249
5 YEARS...................................  $433
10 YEARS..................................  $966


--------------------------------------------------------------------------------

Prospectus                             13                         About the Fund

AMERICAN AADVANTAGE

EMERGING MARKETS FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Long-term capital appreciation.

Principal Strategies
--------------------

Ordinarily, at least 80% of the total assets of this Fund are invested in equity securities of issuers that:

- are primarily listed on the trading market of an emerging market country;

- are headquartered in an emerging market country; or

- derive 50% or more of their revenues from, or have 50% or more of their assets in, an emerging market country.

An emerging market country is one that:

- has an emerging stock market as defined by the International Finance Corporation ("IFC");

- has a low- to middle-income economy according to the World Bank;

- is included in the IFC Investable Index or the Morgan Stanley Capital International Emerging Markets "Free" Index; or

- has a per-capita gross national product of $10,000 or less.

The Fund's investments may include common stocks, preferred stocks, securities convertible into common stocks, rights, warrants, and depositary receipts (collectively referred to as "stocks").

The Manager currently allocates the Fund's assets, generally on an equal basis, between two investment advisers:

  Morgan Stanley Investment Management Inc.

  The Boston Company Asset Management, LLC ("The Boston Company")

Morgan Stanley Investment Management combines a top-down country allocation investment approach with bottom-up stock selection. Morgan Stanley Investment Management first allocates its portion of the Fund's assets among emerging market countries based on relative economic, political and social fundamentals, stock valuations and investor sentiment. Morgan Stanley Investment Management then selects individual securities within these countries on the basis of attractive growth characteristics, reasonable valuations and company managements with a strong shareholder value orientation. To manage risk, Morgan Stanley Investment Management emphasizes thorough macroeconomic and fundamental research.

The Boston Company utilizes a bottom-up investment strategy that is value-oriented and research-driven. This style is both quantitative and fundamentally based, focusing first on stock selection then enhanced by broadly diversified country allocation.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

EMERGING MARKETS RISK
The risks of foreign investing mentioned on the previous page are heightened when investing in emerging markets. In addition, the economies and political environments of emerging market countries tend to be more

--------------------------------------------------------------------------------

About the Fund                         14                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

unstable than those of developed countries, resulting in more volatile rates of return than the developed markets and substantially greater risk to investors.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund has performed for periods ended December 31, 2001. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Emerging Markets Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]
               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/01

01..........................................................   2.59%

Highest Quarterly Return:                 25.88%
  (1/1/01 through 12/31/01)         (4th Quarter 2001)
Lowest Quarterly Return:                 -20.38%
  (1/1/01 through 12/31/01)         (3rd Quarter 2001)

                                           AVERAGE ANNUAL
                                            TOTAL RETURN
                                        --------------------
                                           AS OF 12/31/01
                                        --------------------
                                                    SINCE
                                                  INCEPTION
                                        1 YEAR    (7/31/00)
                                        -------   ----------
RETURN BEFORE TAXES                       2.59%    -15.80%
RETURN AFTER TAXES ON DISTRIBUTIONS       2.09%    -16.15%
RETURN AFTER TAXES ON DISTRIBUTIONS
  AND SALE OF FUND SHARES                 1.57%    -12.72%
------------------------------------------------------------
Lipper Emerging Markets Index            -3.48%    -16.92%
MSCI Emerging Markets Free Index(1)      -2.38%    -16.38%

(1) The MSCI Emerging Markets Free Index is a market capitalization weighted index composed of companies that are representative of the market structure of developing countries in Latin America, Asia, Eastern Europe, the Middle East and Africa.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        1.03%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.40
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   1.43%
                                                       ====

(1) Prior to March 1, 2002, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Emerging Markets Portfolio of the AMR Trust.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................    $146
3 YEARS.................................    $452
5 YEARS.................................    $782
10 YEARS................................  $1,713


--------------------------------------------------------------------------------

Prospectus                             15                         About the Fund

AMERICAN AADVANTAGE

S&P 500 INDEX FUND(1)
--------------------------------------------------------------------------------


Investment Objective
--------------------

To replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index" or "Index").

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the State Street Equity 500 Index Portfolio.

The Fund uses a passive management strategy designed to track the performance of the S&P 500 Index. The S&P 500 Index is a well-known stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgement. Instead, the Fund, using a "passive" or "indexing" investment approach, attempts to replicate, before expenses, the performance of the S&P 500 Index. SSgA seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Fund intends to invest in all 500 stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all 500 stocks in those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Index in proportions expected by SSgA to replicate generally the performance of the Index as a whole. In addition, from time to time stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.

In addition, the Fund may at times purchase or sell futures contracts on the Index, or options on those futures, in lieu of investment directly in the stocks making up the Index. The Fund might do so, for example, in order to increase its investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Fund might use futures or options on futures to reduce its investment exposure in situations where it intends to sell a portion of the stocks in its portfolio but the sale has not yet been completed. The Fund may also enter into other derivatives transactions, including the purchase or sale of options or enter into swap transactions, to assist in replicating the performance of the Index.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

DERIVATIVES RISK
The use of these instruments to pursue the S&P 500 Index returns requires special skills, knowledge and investment techniques that differ from those required for normal portfolio management. Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost.

ADDITIONAL RISKS
An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be

---------------

(1) S&P is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use. "Standard and Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P 500(R)" and "500" are all trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company. The S&P 500 Index Fund is not sponsored, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in this Fund.

--------------------------------------------------------------------------------

About the Fund                         16                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper S&P 500 Index, a composite of funds with the same investment objective as the Fund. The returns of the broad-based market index to not reflect fees, expenses or taxes. The Fund began offering its shares on January 1, 1997. Prior to March 1, 1998, the Fund's shares were offered as AMR Class shares. On March 1, 1998, AMR Class shares of the Fund were designated Institutional Class shares. Prior to March 1, 2000, the Fund invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

97..........................................................  33.09%
98..........................................................  28.87%
99..........................................................  20.70%
00..........................................................  -9.15%
01..........................................................  -12.12%

Highest Quarterly Return:                 21.32%
  (1/1/97 through 12/31/01)         (4th Quarter 1998)
Lowest Quarterly Return:                 -14.67%
  (1/1/97 through 12/31/01)         (3rd Quarter 2001)

                                              AVERAGE ANNUAL
                                               TOTAL RETURN
                                             ----------------
                                              AS OF 12/31/01
                                             ----------------
                                             1 YEAR   5 YEARS
                                             ------   -------
RETURN BEFORE TAXES                          -12.12%  10.57%
RETURN AFTER TAXES ON DISTRIBUTIONS          -12.53%  10.08%
RETURN AFTER TAXES ON DISTRIBUTIONS AND
  SALE OF FUND SHARES                         -7.38%   8.51%
-------------------------------------------------------------
S&P 500 Index(1)                             -11.88%  10.70%
Lipper S&P 500 Index                         -12.21%  10.40%

(1) The S&P 500 Index is an unmanaged index of common stocks publicly traded in the United States.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the S&P 500 Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees(2)                                   0.045%
Distribution (12b-1) Fees                            0.000
Other Expenses                                       0.105
                                                     -----
TOTAL ANNUAL FUND OPERATING EXPENSES                 0.150%
                                                     =====

(1) The expense table and the Example below reflect the expenses of both the Fund and the State Street Equity 500 Index Portfolio.

(2) The Management Fee represents the fee for advisory, custody, transfer agency and administrative services that is paid by the State Street Equity 500 Index Portfolio to SSgA.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ...................................   $15
3 YEARS...................................   $48
5 YEARS...................................   $85
10 YEARS..................................  $192


--------------------------------------------------------------------------------

Prospectus                             17                         About the Fund

AMERICAN AADVANTAGE

SMALL CAP INDEX FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

To match the performance of the Russell 2000(R) Index(1) (the "Russell 2000" or "Index") as closely as possible before the deduction of Fund expenses.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Master Small Cap Index Series of the Index Trust.

The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Russell 2000. The Russell 2000 is composed of the common stocks of the 1,001st through the 3,000th largest U.S. companies weighted by market capitalization, as determined by the Frank Russell Company. As of June 30, 2001, the median market capitalization of the Russell 2000 was approximately $410 million. The Fund will be substantially invested in securities in the Russell 2000, and will invest at least 80% of its assets in securities or other financial instruments in, or correlated with, the Russell 2000. As a result of this strategy, the Fund is a non-diversified fund.

The Fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000. The Fund may not invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000. The Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole.

The Fund may invest in derivative instruments, and may invest a substantial portion of its assets in options and futures contracts linked to the performance of the Russell 2000. Derivatives allow the Fund to increase or decrease its exposure to the Russell 2000 quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the Index. The Fund may engage in securities lending, which involves the risk that the borrower may fail to return the Fund's securities in a timely manner or at all.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks will decline due to drops in the stock market. In general, the value of the Fund will move in the same direction as the overall stock market, which will vary from day to day in response to the activities of individual companies and general market and economic conditions.

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return on the Index.

NON-DIVERSIFICATION RISK
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

SMALL CAPITALIZATION COMPANIES RISK
Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies, since smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.

DERIVATIVES RISK
Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. The counterparty to the transaction may be unable to honor its financial obligation to the Fund. In addition, a derivative may be difficult or impossible to sell at the time the investment adviser would like or at the price the investment adviser believes the security is currently worth.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

---------------

(1)  Russell 2000(R) Index is a service mark of the Frank Russell Company.

--------------------------------------------------------------------------------

About the Fund                         18                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance

-----------------


The bar chart and table below provide an indication of risk by showing how the Fund has performed for periods ended December 31, 2001. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Small Cap Core Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.


                                    [GRAPH]

               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/01

01..........................................................   2.07%

Highest Quarterly Return:                 21.11%
  (1/1/01 through 12/31/01)         (4th Quarter 2001)
Lowest Quarterly Return:                 -20.71%
  (1/1/01 through 12/31/01)         (3rd Quarter 2001)

                                AVERAGE ANNUAL TOTAL RETURN
                                ----------------------------
                                       AS OF 12/31/01
                                ----------------------------
                                             SINCE INCEPTION
                                1 YEAR          (7/31/00)
                                ------       ---------------
RETURN BEFORE TAXES              2.07%           -0.40%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                  1.69%           -0.81%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                    1.25%           -0.53%
------------------------------------------------------------
Lipper Small Cap Core Index      7.12%            6.20%
Russell 2000 Index(1)            2.49%           -0.23%

(1) The Russell 2000 Index is an unmanaged index comprised of approximately 2,000 smaller-capitalization stocks from various industrial sectors.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.08%(2)
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.18
                                                       ----
Total Annual Fund Operating Expenses                   0.26%
                                                       ====
Fee Waiver                                             0.07%(2)
NET EXPENSES                                           0.19%

(1) The expense table and the Example below reflect the expenses of both the Fund and the Master Small Cap Index Series.

(2) FAM has contractually agreed to waive a portion of its investment advisory fee. After such waiver, the Management Fee is 0.01%.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ...................................   $27
3 YEARS...................................   $84
5 YEARS...................................  $146
10 YEARS..................................  $331


--------------------------------------------------------------------------------

Prospectus                             19                         About the Fund

AMERICAN AADVANTAGE

INTERNATIONAL EQUITY INDEX FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

To match the performance of the Morgan Stanley Capital International EAFE Index (the "EAFE Index" or "Index") as closely as possible before the deduction of Fund expenses.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Master International (Capitalization Weighted) Index Series ("Master International Index Series") of the Index Trust.

The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the EAFE Index.(1) The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets. The weighting of the countries in the Index is based upon each country's relative market capitalization, and not its gross domestic product. This means that the Index contains more companies from countries with the largest capital markets (like Japan and the United Kingdom), which in turn, will have the most effect on the Index's performance.

The Fund will be substantially invested in securities in the Index, and will invest at least 80% of its assets in securities or other financial instruments in, or correlated with, the Index. As a result of this strategy, the Fund is a non-diversified fund.

The Fund invests in a statistically selected sample of equity securities included in the EAFE Index and in derivative instruments linked to the EAFE Index. The Fund may not invest in all of the countries, or all of the companies within a country, represented in the EAFE Index, or in the same weightings as in the EAFE Index. The Fund will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the EAFE Index as a whole.

The Fund may invest in derivative instruments, and will normally invest a substantial portion of its assets in options and futures contracts correlated with countries within the EAFE Index. Derivatives allow the Fund to increase or decrease its exposure to the EAFE Index quickly and at less cost than buying or selling stocks. The Fund will invest in options and futures and other derivative instruments in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. In connection with the use of derivative instruments, the Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the Index. The Fund may engage in securities lending, which involves the risk that the borrower may fail to return the Fund's securities in a timely manner or at all.

Principal Risk Factors
----------------------

MARKET RISK
Since this Fund invests most of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the Fund's investments in stocks of a particular country will decline due to drops in that country's stock market. In general, the value of the Fund will move in the same direction as the international stock markets in which it invests, which will vary from day to day in response to the activities of individual companies and general market, economic and political conditions of each country.

FOREIGN INVESTING RISK
Overseas investing carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

---------------

(1) Morgan Stanley Capital International ("MSCI") has announced that it will make significant changes to the way it calculates the EAFE Index. These changes will take place in two stages, as of November 30, 2001 and May 31, 2002. As part of the implementation of these changes, MSCI introduced the MSCI Provisional EAFE Index. As of October 1, 2001, the Fund began to track the MSCI Provisional EAFE Index. As of June 1, 2002, MSCI anticipates that all changes will have been implemented, and accordingly, the EAFE Index will return as the Fund's benchmark. Until June 1, 2002, all references in this section to "EAFE Index" shall mean the "MSCI Provisional EAFE Index."

--------------------------------------------------------------------------------

About the Fund                         20                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

TRACKING ERROR RISK
The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs in buying and selling securities. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return of the sample of stocks purchased by the Fund, or futures or other derivative positions taken by the Fund, to replicate the performance of the Index may not correlate precisely with the return of the Index.

NON-DIVERSIFICATION RISK
The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

DERIVATIVES RISK
Gains or losses from positions in a derivative instrument may be much greater than the derivative's original cost. The counterparty to the transaction may be unable to honor its financial obligation to the Fund. In addition, a derivative may be difficult or impossible to sell at the time the investment adviser would like or at the price the investment adviser believes the security is currently worth.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
-----------

The bar chart and table below provide an indication of risk by showing how the Fund has performed for periods ended December 31, 2001. The table shows how the Fund's performance compares to a broad-based market index and the Lipper International Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/01

01..........................................................  -22.14%

Highest Quarterly Return:                 6.53%
  (1/1/01 through 12/31/01)         (4th Quarter 2001)
Lowest Quarterly Return:                 -14.35%
  (1/1/01 through 12/31/01)         (3rd Quarter 2001)

                                AVERAGE ANNUAL TOTAL RETURN
                                ----------------------------
                                       AS OF 12/31/01
                                ----------------------------
                                             SINCE INCEPTION
                                1 YEAR          (7/31/00)
                                ------       ---------------
RETURN BEFORE TAXES             -22.14%         -20.39%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                 -22.51%         -20.87%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                   -13.49%         -16.37%
------------------------------------------------------------
Provisional EAFE Index(1)       -21.60%         -19.72%
Lipper International Index      -19.34%         -19.05%

(1) Performance is that of the EAFE Index from inception through September 30, 2001 and that of the Provisional EAFE Index thereafter. The Provisional EAFE Index is an unmanaged index of international stock investment performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


--------------------------------------------------------------------------------

Prospectus                             21                         About the Fund

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the International Equity Index Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.01%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.33
                                                       ----
Total Annual Fund Operating Expenses                   0.34%
                                                       ====
Fee Waiver                                             0.05%(2)
NET EXPENSES                                           0.29%

(1) The expense table and the Example below reflect the expenses of both the Fund and the Master International Index Series.

(2) FAM has agreed to waive a portion of its subadministration fees until the assets of the Master International Index Series reach $100 million.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ...................................   $35
3 YEARS...................................  $109
5 YEARS...................................  $191
10 YEARS..................................  $431


--------------------------------------------------------------------------------

About the Fund                         22                             Prospectus

AMERICAN AADVANTAGE

HIGH YIELD BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

High current income and capital appreciation.

Principal Strategies
--------------------

This Fund seeks to maximize current income by investing in a diversified portfolio of public and private issue debt securities that are rated below investment grade (such as BB or lower by Standard & Poor's Ratings Services and/or Ba or lower by Moody's Investors Service, Inc.) or deemed to be below investment grade by the investment adviser. These types of securities are commonly referred to as "junk bonds." The Fund seeks capital appreciation by investing in issues whose relative value is expected to increase over time.

The Manager currently allocates all of the Fund's assets to MW Post Advisory Group, LLC ("MW Post"). The Manager, with the approval of the Fund's Board of Trustees, has appointed Metropolitan West Securities, LLC as an investment adviser to the fund for the sole purpose of lending the Fund's securities. Metropolitan West Securities will also have the responsibility for investing the cash collateral received in connection with securities loans, in accordance with guidelines approved by the Board.

The Fund seeks its investment objective by investing, under normal circumstances, at least 80% of its total assets in a diversified portfolio of domestic and foreign high yield bonds. High yield issuers are generally those which have below investment grade ratings because they are relatively small in size, relatively young in years, relatively leveraged financially (perhaps borrowing heavily to finance expansion or due to a leveraged buyout), or formerly "blue chip" companies that have encountered some financial difficulties.

The weighted average maturity of the Fund's debt securities is generally expected to be from six to eight years. In selecting investments, MW Post relies heavily on internal research and credit analysis. MW Post will adjust the Fund's overall credit rating and average maturity based on its judgment of the economic climate, industry dynamics, and values in the high yield market.

MW Post expects to make, to a lesser extent, other investments including foreign securities, common and preferred stocks, convertible securities, warrants, rights, and options, in keeping with the Fund's overall investment objective. From time to time, MW Post may take short equity positions as a hedge against selected high yield bond positions.

Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. Investment grade obligations include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all nationally recognized statistical rating organizations rating that security (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. Since the Fund invests in lower-quality debt securities considered speculative in nature, this risk will be substantial.

HIGH YIELD SECURITIES RISK
Investing in junk bonds generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer's ability to repay principal and interest obligations. Issuer of lower-rated securities also have a greater risk of default or bankruptcy.

MARKET RISK
Market risk involves the possibility that the value of the Fund's investments will decline due to drops in the overall high yield bond market. Changes in the economic climate, investor perceptions, and stock market volatility can cause the prices of the Fund's investments to decline, regardless of the financial conditions of the issuers held by the Fund.

--------------------------------------------------------------------------------

Prospectus                             23                         About the Fund

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

FOREIGN INVESTING RISK
Investing in foreign securities carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity and greater volatility of foreign investments, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) adverse impact of the euro conversion on the business or financial condition of companies in which the Fund is invested.

LIQUIDITY RISK
High yield bonds tend to be less liquid than higher-rated bonds. This means that the Fund may experience difficulty selling the Fund's investments at favorable prices. In addition, valuation of the Fund's investments may become more difficult if objective market prices are unavailable.

HEDGING RISK
Gains or losses from positions in hedging instruments, such as options or short sales, may be much greater than the instrument's original cost. The counterparty may be unable to honor its financial obligation to the Fund. In addition, the investment adviser may be unable to close the transaction at the time it would like or at the price it believes the security is currently worth.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund has performed for the year ended December 31, 2001. The table shows how the Fund's performance compares to a broad-based market index and the Lipper High Current Yield Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]

               TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31/01

01..........................................................   8.99%

Highest Quarterly Return:                 6.83%
  (1/1/01 through 12/31/01)         (4th Quarter 2001)
Lowest Quarterly Return:                  -4.04%
  (1/1/01 through 12/31/01)         (3rd Quarter 2001)

                                         AVERAGE ANNUAL
                                          TOTAL RETURN
                                    ------------------------
                                         AS OF 12/31/01
                                    ------------------------
                                             SINCE INCEPTION
                                    1 YEAR     (12/29/00)
                                    ------   ---------------
RETURN BEFORE TAXES                 8.99%         8.99%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                     5.52%         5.52%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF FUND
  SHARES                            3.52%         3.58%
------------------------------------------------------------
SSB High Yield Cash Pay Index(1)    6.93%         6.93%
Lipper High Current Yield Index     -1.03%       -1.03%

(1) The Salomon Smith Barney High Yield Cash Pay Index is an unmanaged index of below investment grade, cash-pay bonds with remaining maturities of at least one year and a minimum amount outstanding of $100 million.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.


--------------------------------------------------------------------------------

About the Fund                         24                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the High Yield Bond Fund.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.66%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.41
                                                       ----
Total Annual Fund Operating Expenses                   1.07%
                                                       ====
Fee Waiver and/or Expense Reimbursement                0.17%(1)
NET EXPENSES                                           0.90%

(1) The Manager and MW Post have each contractually agreed to waive a portion of their fees and the Manager has agreed to reimburse the Fund for Other Expenses through October 31, 2002 to the extent that Total Annual Fund Operating Expenses exceed 0.90%.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expense remain the same. Because the fee waiver and expense reimbursement are only guaranteed through October 31, 2002, Net Expenses are used to calculate costs in year one, and Total Annual Fund Operating Expenses are used to calculate costs in years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................     $92
3 YEARS.................................    $323
5 YEARS.................................    $574
10 YEARS................................  $1,290


--------------------------------------------------------------------------------

Prospectus                             25                         About the Fund

AMERICAN AADVANTAGE

INTERMEDIATE BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.

Principal Strategies
--------------------

The Fund invests in obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

The Manager currently allocates the Fund's assets, generally on an equal basis, between itself and Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow").

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). No more than 25% of total assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the applicable investment adviser, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trend in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Barrow uses a bottom-up fixed income investment strategy in determining which securities to buy and sell, as follows:

- Search for eligible securities with a yield to maturity advantage versus a U.S. Government security with a similar maturity.

- Evaluate credit quality of the securities.

- Perform an analysis of the expected price volatility of the securities to changes in interest rates by examining actual price volatility between U.S. Government and non-U.S. Government securities.

Under normal circumstances, the Fund seeks to maintain a duration of three to seven years. Duration is a measure of price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

PREPAYMENT RISK
The Fund's investments in asset-backed and mortgage-backed securities are subject to the risk that the principal amount of the underlying collateral may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------

About the Fund                         26                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------

When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Lipper Intermediate Investment Grade Debt Index, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. The Fund's recent performance includes the effects of a favorable accounting adjustment which occurred during the processing of a large shareholder redemption on July 6, 2000. In the absence of this adjustment, the Fund's performance would have been less than depicted. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

98..........................................................   8.57%
99..........................................................  -2.15%
00..........................................................  12.36%
01..........................................................   8.13%

Highest Quarterly Return:                 4.69%
  (1/1/98 through 12/31/01)         (3rd Quarter 2001)
Lowest Quarterly Return:                  -1.26%
  (1/1/98 through 12/31/01)         (2nd Quarter 1999)

                                 AVERAGE ANNUAL TOTAL RETURN
                                 ---------------------------
                                       AS OF 12/31/01
                                 ---------------------------
                                             SINCE INCEPTION
                                 1 YEAR         (9/15/97)
                                 ------      ---------------
RETURN BEFORE TAXES               8.13%           7.17%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                   5.86%           4.50%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                     4.91%           4.39%
------------------------------------------------------------
Lehman Bros. Aggregate Index(2)   8.42%        7.40%(1)
Lipper Intermediate Investment
  Grade Debt Index                8.23%         6.69%()

(1) The Since Inception return is shown from 8/31/97.

(2) The Lehman Brothers Aggregate Index is a market value weighted performance benchmark for government, corporate, mortgage-backed and asset-backed fixed-rate debt securities of all maturities.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Intermediate Bond Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.25%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.29
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.54%
                                                       ====

(1) Prior to March 1, 2002, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Intermediate Bond Portfolio of the AMR Trust.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ...................................   $55
3 YEARS...................................  $173
5 YEARS...................................  $302
10 YEARS..................................  $677


--------------------------------------------------------------------------------

Prospectus                             27                         About the Fund

AMERICAN AADVANTAGE

SHORT-TERM BOND FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Income and capital appreciation.

Principal Strategies
--------------------

The Fund invests in obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; mortgage-backed securities; asset-backed securities; and Yankeedollar and Eurodollar bank certificates of deposit, time deposits, bankers' acceptances and other notes. The Fund seeks capital appreciation by investing in corporate issues whose relative value is expected to increase over time.

Currently, the Manager is the sole investment adviser to the Fund.

The Fund will only buy debt securities that are investment grade at the time of purchase. Investment grade securities include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as securities rated in one of the four highest rating categories by all rating organizations rating the securities (such as Standard & Poor's Ratings Services or Moody's Investors Service, Inc.). No more than 25% of total assets may be invested in securities rated in the fourth highest rating category. The Fund, at the discretion of the Manager, may retain a security that has been downgraded below the initial investment criteria.

In determining which securities to buy and sell, the Manager employs a top-down fixed income investment strategy, as follows:

- Develop an overall investment strategy, including a portfolio duration target, by examining the current trend in the U.S. economy.

- Set desired portfolio maturity structure by comparing the differences between corporate and U.S. Government securities of similar duration to judge their potential for optimal return in accordance with the target duration benchmark.

- Determine the weightings of each security type by analyzing the difference in yield spreads between corporate and U.S. Government securities.

- Select specific debt securities within each security type.

- Review and monitor portfolio composition for changes in credit, risk-return profile and comparisons with benchmarks.

Under normal circumstances, the Fund seeks to maintain a duration of one to three years. Duration is a measure of price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. Under adverse market conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, including investment grade short-term debt obligations. To the extent that the Fund invokes this strategy, its ability to achieve its investment objective may be affected adversely.

Principal Risk Factors
----------------------

INTEREST RATE RISK
The Fund is subject to the risk that the market value of the bonds it holds will decline due to rising interest rates. When interest rates rise, the prices of most bonds go down. The price of a bond is also affected by its maturity. Bonds with longer maturities generally have greater sensitivity to changes in interest rates.

CREDIT RISK
The Fund is subject to the risk that the issuer of a bond will fail to make timely payment of interest or principal. A decline in an issuer's credit rating can cause its price to go down. This risk is somewhat minimized by the Fund's policy of only investing in bonds that are considered investment grade at the time of purchase.

PREPAYMENT RISK
The Fund's investments in mortgage-backed securities are subject to the risk that the principal amount of the underlying mortgage may be repaid prior to the bond's maturity date. If this occurs, no additional interest will be paid on the investment and the Fund may have to invest at a lower rate.

ADDITIONAL RISKS
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.


--------------------------------------------------------------------------------

About the Fund                         28                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The table shows how the Fund's performance compares to a broad-based market index and the Linked Lipper Investment Grade Debt Averages, a composite of mutual funds with the same investment objective as the Fund. The returns of the broad-based market index do not reflect fees, expenses or taxes. Past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

                                    [GRAPH]
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................   5.19%
93..........................................................   6.50%
94..........................................................   1.15%
95..........................................................   9.90%
96..........................................................   3.76%
97..........................................................   6.71%
98..........................................................   5.30%
99..........................................................   2.92%
00..........................................................   7.70%
01..........................................................   8.32%

Highest Quarterly Return:                 3.33%
  (1/1/92 through 12/31/01)         (3rd Quarter 2001)
Lowest Quarterly Return:                  -0.63%
  (1/1/92 through 12/31/01)         (1st Quarter 1996)

                                AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------
                                      AS OF 12/31/01
                               -----------------------------
                               1 YEAR    5 YEARS    10 YEARS
                               ------    -------    --------
RETURN BEFORE TAXES            8.32%      6.17%      5.72%
RETURN AFTER TAXES ON
  DISTRIBUTIONS                5.87%      3.56%      3.13%
RETURN AFTER TAXES ON
  DISTRIBUTIONS AND SALE OF
  FUND SHARES                  5.02%      4.05%      3.68%
------------------------------------------------------------
Merrill Lynch 1-3 Yr
  Gov./Corp. Index(1)          8.71%      6.73%      6.22%
Linked Lipper Investment
  Grade Debt Averages(2)       7.11%      5.79%      5.40%

(1) The Merrill Lynch 1-3 Year Gov./Corp. Index is a market value weighted performance benchmark for government and corporate fixed-rate debt securities with maturities between one and three years.

(2) The Linked Lipper Investment Grade Debt Averages includes the
    Lipper Short-Term Investment Grade Debt Average prior to 1/1/96, the Lipper Short-Intermediate Investment Grade Debt Average from 1/1/96 through 7/31/96 and the Lipper Short-Term Investment Grade Debt Average since 8/1/96.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through a tax-deferred arrangement, such as an IRA or a 401(k), the after-tax returns do not apply to your situation.

Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.25%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.26
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.51%
                                                       ====

(1) Prior to March 1, 2002, the Fund invested all of its investable assets in a corresponding portfolio of the AMR Trust. Accordingly, the expense table and the Example below reflect the expenses of both the Fund and the Short-Term Bond Portfolio of the AMR Trust.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ...................................   $52
3 YEARS...................................  $164
5 YEARS...................................  $285
10 YEARS..................................  $640


--------------------------------------------------------------------------------

Prospectus                             29                         About the Fund

AMERICAN AADVANTAGE

MONEY MARKET FUND(R)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio of the AMR Trust.

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

Currently, the Manager is the sole investment adviser to the Fund.

The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase.

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Because the Fund concentrates its assets in the banking industry, factors affecting that industry could have a significant impact on the performance of the Fund.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Past performance is not necessarily indicative of how the Fund will perform in the future. You may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

92..........................................................  4.02%
93..........................................................  3.28%
94..........................................................  4.22%
95..........................................................  6.04%
96..........................................................  5.50%
97..........................................................  5.64%
98..........................................................  5.56%
99..........................................................  5.18%
00..........................................................  6.45%
01..........................................................  4.15%

Highest Quarterly Return:                   1.65%
  (1/1/92 through 12/31/01)       (3rd & 4th Quarter 2000)
Lowest Quarterly Return:                    0.63%
  (1/1/92 through 12/31/01)          (4th Quarter 2001)

 AVERAGE ANNUAL TOTAL RETURN
-----------------------------
       AS OF 12/31/01
-----------------------------
1 YEAR    5 YEARS    10 YEARS
------    -------    --------
4.15%      5.39%      5.00%


--------------------------------------------------------------------------------

About the Fund                         30                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.10%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.15
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.25%
                                                       ====

(1) The expense table and the Example below reflect the expenses of both the Fund and the Money Market Portfolio of the AMR Trust.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ...................................   $26
3 YEARS...................................   $80
5 YEARS...................................  $141
10 YEARS..................................  $318


--------------------------------------------------------------------------------

Prospectus                             31                         About the Fund

AMERICAN AADVANTAGE

MUNICIPAL MONEY MARKET FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Municipal Money Market Portfolio of the AMR Trust.

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. Most of the securities purchased by the Fund will be guaranteed by the U.S. Government, its agencies, or instrumentalities; secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.

Currently, the Manager is the sole investment adviser to the Fund.

The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.

Historical Performance
----------------------

The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. Past performance is not necessarily indicative of how the Fund will perform in the future. You may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                                    [GRAPH]

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94..........................................................  2.66%
95..........................................................  3.81%
96..........................................................  3.51%
97..........................................................  3.55%
98..........................................................  3.37%
99..........................................................  3.00%
00..........................................................  3.93%
01..........................................................  2.52%

Highest Quarterly Return:                 1.03%
  (1/1/94 through 12/31/01)         (4th Quarter 2000)
Lowest Quarterly Return:                  0.38%
  (1/1/94 through 12/31/01)         (4th Quarter 2001)

 AVERAGE ANNUAL TOTAL RETURN
-----------------------------
       AS OF 12/31/01
-----------------------------
                     SINCE
                   INCEPTION
1 YEAR   5 YEARS   (11/10/93)
------   -------   ----------
2.52%     3.27%      3.27%


--------------------------------------------------------------------------------

About the Fund                         32                             Prospectus

AMERICAN AADVANTAGE

--------------------------------------------------------------------------------


Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Money Market Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                        0.10%
Distribution (12b-1) Fees                              0.00
Other Expenses                                         0.21
                                                       ----
TOTAL ANNUAL FUND OPERATING EXPENSES                   0.31%
                                                       ====

(1) The expense table and the Example below reflect the expenses of both the Fund and the Municipal Money Market Portfolio of the AMR Trust.

Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR ...................................   $32
3 YEARS...................................  $100
5 YEARS...................................  $174
10 YEARS..................................  $393


--------------------------------------------------------------------------------

Prospectus                             33                         About the Fund

The Manager
-----------

The Funds have retained AMR Investment Services, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2001, the Manager had approximately $29.9 billion of assets under management, including approximately $17.9 billion under active management and $12.0 billion as named fiduciary or financial adviser. Of the total, approximately $14.2 billion of assets are related to AMR Corporation.

The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager

- develops the investment programs for each Fund,

- selects and changes investment advisers (subject to requisite approvals),

- allocates assets among investment advisers,

- monitors the investment advisers' investment programs and results,

- coordinates the investment activities of the investment advisers to ensure compliance with regulatory restrictions,

- oversees each Fund's securities lending activities and actions taken by the securities lending agent, and

- with the exception of the Emerging Markets, International Equity, High Yield Bond, S&P 500 Index, Small Cap Index and International Equity Index Funds, invests the portion of Fund assets that the investment advisers determine should be allocated to high quality short-term debt obligations.

As compensation for providing management services, the Manager receives an annualized advisory fee that is calculated and accrued daily, equal to the sum of:

- 0.25% of the net assets of the Manager's portion of the Intermediate Bond
  Fund,

- 0.25% of the net assets of the Short-Term Bond Fund, plus

- 0.10% of the net assets of all other Funds, except the Index Funds.

The Manager receives a fee of 0.10% of the net assets of the Balanced Fund (as noted above) plus a fee of 0.15% of the Fund's net fixed income assets under its management. In addition, the Balanced, Large Cap Value, Large Cap Growth, Small Cap Value, International Equity, Emerging Markets, Intermediate Bond and High Yield Bond Funds pay the Manager the amounts due to their respective investment advisers. The Manager then remits these amounts to the investment advisers.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. Currently, the Manager receives 10% of the net annual interest income from the investment of cash collateral or 10% of the loan fees posted by borrowers. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

The management fees paid by the Funds for the fiscal year ended October 31, 2001, net of reimbursements and shown as a percentage of average net assets, were as follows:

                                       MANAGEMENT
FUND                                      FEES
----                                   ----------
Balanced.............................    0.29%
Large Cap Value......................    0.30%
Large Cap Growth.....................    0.63%
Small Cap Value......................    0.58%
Intermediate Bond....................    0.25%
International Equity.................    0.36%
Emerging Markets.....................    1.03%
Short-Term Bond......................    0.25%
High Yield Bond......................    0.66%

The management fees paid by the Funds for the fiscal year ended December 31, 2001, net of reimbursements and shown as a percentage of average net assets, were as follows:

                                       MANAGEMENT
FUND                                      FEES
----                                   ----------
Money Market.........................    0.10%
Municipal Money Market...............    0.10%

William F. Quinn and Nancy A. Eckl have primary responsibility for the day-to-day operations of the Balanced, Large Cap Value, Large Cap Growth, Small Cap Value, International Equity, Emerging Markets, Intermediate Bond and High Yield Bond Funds, except as indicated otherwise below. These responsibilities include oversight of the investment advisers, regular review of each investment adviser's performance and asset allocations among multiple investment advisers. Mr. Quinn has served as President of the Manager since its inception in 1986. Ms. Eckl has served as Vice President-Trust Investments of the Manager since May 1995.

Michael W. Fields oversees the team responsible for the portfolio management of the Short-Term Bond Fund and a portion of the fixed income assets of the Balanced Fund. Mr. Fields has been with the Manager since it was founded in 1986 and serves as Vice President-Fixed Income Investments.

SSgA and Fund Asset Management
------------------------------

The S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio, which is managed by SSgA. SSgA is located at Two International Place, Boston, Massachusetts 02110. As of November 28, 2001, SSgA and its affiliates had assets under management of $663 billion. SSgA serves as investment adviser, and State Street Bank and Trust Company ("State Street") serves as administrator, custodian and transfer agent to the State Street Equity 500 Index Portfolio. As compensation for its services as investment

--------------------------------------------------------------------------------

About the Fund                         34                             Prospectus
adviser and State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary audit and legal expenses), SSgA receives an advisory fee at an annual rate of 0.045% of the average daily net assets of the Portfolio.

The Small Cap Index and International Equity Index Funds invest all of their investable assets in corresponding portfolios of the Quantitative Master Series Trust ("Index Trust") with similar names and identical investment objectives. The Index Trust is managed by Fund Asset Management, L.P. ("FAM"), a Delaware limited partnership wholly owned by Merrill Lynch & Co., Inc. FAM is located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536. Assets under management as of January 31, 2002 were approximately $517 billion. FAM serves as investment adviser and administrator to the Index Trust. As compensation for providing investment advisory services (and for assuming ordinary operating expenses), FAM receives an annualized fee of 0.08% of the average daily net assets of the Master Small Cap Index Series and 0.01% of the average daily net assets of the International Index Series. However, FAM has contractually agreed to waive the fee for the Master Small Cap Index Series down to 0.01%, as long as the administrative fee of the Merrill Lynch Fund, which also invests in the Master Small Cap Index Series, is maintained at 0.29%. Pursuant to a Subadministration Agreement with the Manager, FAM also receives an annualized fee of 0.08% of the average daily net assets of the Small Cap Index Fund and 0.12% of the average daily net assets of the International Equity Index Fund. However, FAM has agreed to waive the subadministration fee for the International Equity Index Fund down to 0.07% until such time as the Master International Index Series has assets in excess of $100 million.


The Investment Advisers
-----------------------

Set forth below is a brief description of the investment advisers for the Funds. The Manager is the sole investment adviser to the Money Market Funds and the Short-Term Bond Fund. Except for these Funds, each Fund's assets are allocated among one or more investment advisers by the Manager. The assets of the Intermediate Bond Fund are allocated by the Manager between the Manager and another investment adviser. The assets of the Balanced Fund are allocated by the Manager among the Manager and three other investment advisers. Each investment adviser has discretion to purchase and sell securities for its segment of a Fund's assets in accordance with the Fund's objectives, policies, restrictions and more specific strategies provided by the Manager. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of a Fund's shareholders, but subject to approval of the Funds' Board of Trustees ("Board") and for those Funds that invest their assets in the AMR Trust, approval of the AMR Trust Board. The Prospectus will be supplemented if additional investment advisers are retained or the contract with any existing investment adviser is terminated.

BARROW, HANLEY, MEWHINNEY & STRAUSS, INC. ("BARROW"), 3232 McKinney Avenue, 15th Floor, Dallas, Texas 75204, is a professional investment counseling firm which has been providing investment advisory services since 1979. The firm is a subsidiary of Old Mutual Asset Managers (US) LLC, which is a subsidiary of Old Mutual plc, an international financial services group. As of December 31, 2001, Barrow had discretionary investment management authority with respect to approximately $28.6 billion of assets, including approximately $1.4 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Barrow serves as an investment adviser to the Balanced, Large Cap Value, Intermediate Bond and Short-Term Bond Funds, although the Manager does not presently intend to allocate any of the assets in the Short-Term Bond Fund to Barrow.

BRANDYWINE ASSET MANAGEMENT, LLC ("BRANDYWINE"), 201 North Walnut Street, Wilmington, Delaware 19801, is a professional investment counseling firm founded in 1986. Brandywine is a wholly owned subsidiary of Legg Mason, Inc. As of December 31, 2001, Brandywine had assets under management totaling approximately $7.8 billion, including approximately $1.2 billion of assets of AMR Corporation and its subsidiaries and affiliated entities. Brandywine serves as an investment adviser to the Balanced, Large Cap Value and Small Cap Value Funds.

CAUSEWAY CAPITAL MANAGEMENT LLC ("CAUSEWAY"), 11111 Santa Monica Blvd., Suite 1550, Los Angeles, California 90025, is a professional international and global equity asset management firm. Causeway was formed in June 2001 by the key international equity management personnel at the Hotchkis and Wiley division of Merrill Lynch Investment Managers, L.P., the previous investment adviser to the International Equity Fund. As of December 31, 2001, Causeway had approximately $1.3 billion in assets under management, including approximately $690 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Causeway serves as an investment adviser to the International Equity Fund.

GOLDMAN SACHS ASSET MANAGEMENT ("GSAM"), 32 Old Slip, New York, New York 10005, is a unit of the Investment Management Division ("IMD") of Goldman, Sachs & Co. As of December 31, 2001, GSAM, along with other units of IMD, managed over $329.6 billion in assets, including approximately $14.6 million of assets of AMR Corporation and its subsidiaries and affiliated entities. GSAM serves as an investment adviser to the Large Cap Growth Fund.

HOTCHKIS AND WILEY CAPITAL MANAGEMENT, LLC ("HOTCHKIS"), 725 South Figueroa Street, 39th Floor, Los Angeles, California 90017, is a professional domestic equity management firm. Hotchkis was formed in October 2001 from the key domestic equity management personnel at Merrill Lynch Investment Managers, L.P., previously an investment adviser to the

--------------------------------------------------------------------------------

Prospectus                             35                         About the Fund

Funds. As of December 31, 2001, Hotchkis had approximately $4.6 billion in assets under management, including approximately $698 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Hotchkis serves as an investment adviser to the Balanced, Large Cap Value and Small Cap Value Funds.

INDEPENDENCE INVESTMENT LLC ("INDEPENDENCE"), 53 State Street, Boston, Massachusetts 02109, is a professional investment counseling firm which was founded in 1982. The firm is a wholly owned subsidiary of John Hancock Financial Services. Assets under management as of December 31, 2001, including funds managed for its parent company, were approximately $21 billion, which included approximately $339.9 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Independence serves as an investment adviser to the International Equity Fund.

J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. MORGAN"), 522 Fifth Avenue, New York, New York 10036, is a direct subsidiary of J.P. Morgan Chase & Co. As of December 31, 2001, assets under management were approximately $598 billion, including approximately $698.2 million of assets of AMR Corporation and its subsidiaries and affiliated entities. J.P. Morgan serves as an investment adviser to the Large Cap Growth Fund.

LAZARD ASSET MANAGEMENT ("LAZARD"), 30 Rockefeller Plaza, New York, New York 10112, is a division of Lazard Freres & Co. LLC, a registered investment adviser and member of the New York, American and Chicago Stock Exchanges, providing its clients with a wide variety of investment banking, brokerage and related services. Lazard and its affiliates provide investment management services to client discretionary accounts with assets totaling approximately $65.7 billion as of December 31, 2001, including approximately $525.1 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Lazard serves as an investment adviser to the International Equity Fund.

METROPOLITAN WEST CAPITAL MANAGEMENT, LLC ("METWEST"), 610 Newport Center Drive, Suite 150, Newport Beach, California 92660, is a professional investment counseling firm founded in 1997. The firm is minority owned by Metropolitan West Financial, LLC. It is also an affiliate of Metropolitan West Securities, Inc., a wholly owned subsidiary of Metropolitan West Financial, Inc. As of December 31, 2001, MetWest had approximately $2.1 billion of assets under management, which included approximately $200 million of assets of AMR Corporation and its subsidiaries and affiliated entities. MetWest serves as an investment adviser to the Large Cap Value Fund.

METROPOLITAN WEST SECURITIES, LLC ("METWEST SECURITIES"), 11440 San Vicente Blvd., 3rd Floor, Los Angeles, California 90049, is a subsidiary of Metropolitan West Financial, LLC and an affiliate of MW Post Advisory Group, LLC and Metropolitan West Capital Management, LLC. As of December 31, 2001, MetWest Securities had approximately $30 billion in assets under management. MetWest Securities serves as investment adviser to the High Yield Bond Fund for the sole purpose of lending the Fund's securities.

MORGAN STANLEY INVESTMENT MANAGEMENT INC., 1221 Avenue of the Americas, New York, New York 10020, is a direct subsidiary of Morgan Stanley Dean Witter & Co. As of December 31, 2001, Morgan Stanley Investment Management, together with its affiliated institutional asset management companies, managed assets of approximately $178.1 billion, including approximately $138.4 million of assets of AMR Corporation and its subsidiaries and affiliated entities. Morgan Stanley Investment Management serves as an investment adviser to the Emerging Markets Fund.

MW POST ADVISORY GROUP, LLC ("MW POST"), 1880 Century Park East, Suite 820, Los Angeles, California 90067, is a professional investment management firm that has been providing advisory services under its current name and its predecessor, Post Advisory Group, Inc., since 1992. MW Post is jointly owned by the principals of the firm (directly and indirectly) and Metropolitan West Financial, LLC. As of December 31, 2001, MW Post had assets under management totaling approximately $824 million, including approximately $57 million of assets of AMR Corporation and its subsidiaries and affiliated entities. MW Post serves as investment adviser to the High Yield Bond Fund.

TEMPLETON INVESTMENT COUNSEL, LLC ("TEMPLETON"), 500 East Broward Blvd., Suite 2100, Fort Lauderdale, Florida 33394, is an indirect wholly owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services, through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. The San Mateo, CA-based company has over 50 years of investment experience and more than $266 billion in assets under management as of December 31, 2001. Of this amount, approximately $648 million are assets of AMR Corporation and its subsidiaries and affiliated entities. Templeton serves as an investment adviser to the International Equity Fund.

THE BOSTON COMPANY ASSET MANAGEMENT, LLC ("THE BOSTON COMPANY"), One Boston Place, Boston, MA 02108, is a subsidiary of Mellon Financial Corporation. Assets under management as of December 31, 2001 were $24.2 billion, including approximately $138.3 million of assets of AMR Corporation and its subsidiaries and affiliated entities. The Boston Company serves as an investment adviser to the Emerging Markets Fund.

All other assets of American Airlines, Inc. and its affiliates under management by each respective investment adviser (except assets managed by Barrow under the HALO Bond Program) are considered when calculating the fees for each investment adviser other than State Street. Including these assets lowers the investment advisory fees for each applicable Fund.


--------------------------------------------------------------------------------

About the Fund                         36                             Prospectus

Valuation of Shares
-------------------

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Equity securities are valued based on market value. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers. Securities are valued at fair value, as determined in good faith and pursuant to procedures approved by a Fund's or Portfolio's applicable Board of Trustees, under certain limited circumstances. For example, fair valuation would be used if market quotations are not readily available or a material event occurs after the close of the Exchange which may affect the security's value. Securities held by the Money Market Funds are valued in accordance with the amortized cost method, which is designed to enable those Funds to maintain a stable NAV of $1.00 per share.

The NAV of Institutional Class shares will be determined based on a pro rata allocation of the Fund's or Portfolio's (as applicable) investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern Time, on each day on which it is open for business, or such other time as designated by a Money Market Fund, if in its discretion, the Fund accepts orders on days when the Exchange is closed. In addition to the days the Exchange is closed, the Money Market Funds are also not open and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, a Money Market Fund, in its discretion, may designate other days as a business day on which it will accept purchases and redemptions (but typically not exchanges between a Money Market Fund and other American AAdvantage Fund). Because the International Equity, Emerging Markets, and International Equity Index Funds (the "International Funds") invest in securities primarily listed on foreign exchanges that trade on days when the Funds do not price their shares, the NAV per share of these Funds may change on days when shareholders will not be able to purchase or redeem the Funds' shares.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Purchase and Redemption of Shares
---------------------------------

Eligibility
-----------

Institutional Class shares are offered without a sales charge to investors who make an initial investment of at least $2 million, including:

- agents or fiduciaries acting on behalf of their clients (such as employee benefit plans, personal trusts and other accounts for which a trust company or financial advisor acts as agent or fiduciary);

- endowment funds and charitable foundations;

- employee welfare plans which are tax-exempt under Section 501(c)(9) of the Internal Revenue Code of 1986, as amended ("Code");

- qualified pension and profit sharing plans;

- cash and deferred arrangements under Section 401(k) of the Code;

- corporations; and

- other investors who make an initial investment of at least $2 million.

The Manager may allow a reasonable period of time after opening an account for an investor to meet the initial investment requirement. In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client.

Purchase Policies
-----------------

No sales charges are assessed on the purchase or sale of Fund shares. Shares of the Funds are offered and purchase orders are typically accepted until the deadlines listed below on each day on which the Exchange is open for trading. In addition, shares of the Money Market Funds are not offered and orders are not accepted on Columbus Day and Veterans Day.

                                      PURCHASE BY
FUND                                (EASTERN TIME)*:
----                                ----------------
Municipal Money Market                 11:45 a.m.
All other Funds                         4:00 p.m.

   *or the close of the Exchange (whichever comes first)

If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

Opening an Account
------------------

A completed, signed application is required to open an account. You may request an application form by:

- calling (800) 967-9009, or

- visiting the Funds' website at www.aafunds.com and downloading an account application.

Complete the application, sign it and

                                    Mail to:
                           American AAdvantage Funds
                                P.O. Box 619003
                           DFW Airport, TX 75261-9003

                                   or Fax to:

                        (817) 967-0768 or (817) 931-4331

--------------------------------------------------------------------------------

Prospectus                             37                  About Your Investment

Redemption Policies
-------------------

Shares of any Fund may be redeemed by telephone or mail on any day that the Fund is open for business. The redemption price will be the NAV next determined after a redemption order is received in good order. For assistance with completing a redemption request, please call (800) 658-5811. Except for the Money Market Funds, wire proceeds from redemption orders received by 4:00 p.m. Eastern Time generally are transmitted to shareholders on the next day that the Funds are open for business. Proceeds from redemptions requested for the Money Market Funds by the following deadlines will generally be wired to shareholders on the same day.

                                SAME DAY WIRE
FUND                      REDEMPTION ORDER DEADLINE:
----                      --------------------------
Money Market                2:00 p.m. Eastern Time*
Municipal Money Market     11:45 a.m. Eastern Time*

   *or the close of the Exchange (whichever comes first)

In any event, proceeds from a redemption order for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the check has cleared, which may take up to 15 days.

The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund or its corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of a Money Market Fund generally will be paid at the time of redemption.

HOW TO PURCHASE SHARES
To Make an Initial Purchase                                       To Add to an Existing Account
By Wire

If your account has been established, you may call (800)          Call (800) 658-5811 or visit www.aafunds.com to purchase
658-5811 or visit www.aafunds.com (select My Account) to          shares by wire. Send a bank wire to State Street Bank &
purchase shares by wire. Send a bank wire to State Street         Trust Co. with these instructions:
Bank & Trust Co. with these instructions:
- ABA# 0110-0002-8; AC-9905-342-3,                                - ABA# 0110-0002-8; AC-9905-342-3,
- Attn: American AAdvantage Funds-Institutional Class,            - Attn: American AAdvantage Funds-Institutional Class,
- the Fund name and Fund number, and                              - the Fund name and Fund number, and
- shareholder's account number and registration.                  - shareholder's account number and registration.
By Check

- Make check payable to American AAdvantage Funds.                - Include the shareholder's account number, Fund name and
- Include the Fund name, Fund number and "Institutional             Fund number on the check.
  Class" on the check.                                            - Mail the check to:
- Mail the check to:
                                                                  American AAdvantage Funds
 American AAdvantage Funds                                        P.O. Box 219643
 P.O. Box 219643                                                  Kansas City, MO 64121-9643
 Kansas City, MO 64121-9643
By Exchange

Shares of a Fund may be purchased by exchange from another American AAdvantage Fund if the shareholder has owned
Institutional Class shares of the other American AAdvantage Fund for at least 15 days. Send a written request to the address above or call (800) 658-5811 to exchange shares.


--------------------------------------------------------------------------------

About Your Investment                  38                             Prospectus

HOW TO REDEEM SHARES
Method                                                            Additional Information
By Telephone

Call (800) 658-5811 to request a redemption.                      Proceeds from redemptions placed by telephone will
                                                                  generally be transmitted by wire only, as instructed on the application form.
By Mail

Write a letter of instruction including:                          - Other supporting documents may be required for estates,
- the Fund name and Fund number,                                  trusts, guardianships, custodians, corporations, and
- shareholder account number,                                     welfare, pension and profit sharing plans. Call (800)
- shares or dollar amount to be redeemed, and                     658-5811 for instructions.
- authorized signature(s) of all persons required to sign         - Proceeds will only be mailed to the account address of
  for the account.                                                  record or transmitted by wire to a commercial bank
                                                                    account designated on the account application form.
Mail to:                                                          - A signature guarantee is required for redemption orders:
                                                                   - with a request to send the proceeds to an address or
American AAdvantage Funds                                            commercial bank account other than the address or
P.O. Box 219643                                                      commercial bank account designated on the account
Kansas City, MO 64121-9643                                           application, or
                                                                   - for an account requesting payment by check whose address has changed within the last 30 days.
By Exchange

Shares of a Fund may be redeemed in exchange for another American AAdvantage Fund -- Institutional Class if the shareholder has owned Institutional Class shares of the Fund for at least 15 days. Send a written request to the address above or call
(800) 658-5811 to exchange shares.
Via My Account on www.aafunds.com

If you have established bank instructions for your account, you may request a redemption by selecting My Account on
www.aafunds.com. To establish bank instructions, please call (800) 658-5811.


General Policies
----------------

If a shareholder's account balance in any Fund falls below $100,000, the shareholder may be asked to increase the balance. If the account balance remains below $100,000 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.

The following policies apply to instructions you may provide to the Funds by telephone:

- The Funds, their officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

- reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,

- modify or terminate the exchange privilege at any time,

- terminate the exchange privilege of any shareholder who makes more than one exchange in and out of a Fund (other than the Money Market Funds) during any three month period, and

- seek reimbursement from the shareholder for any related loss incurred if payment for the purchase of Fund shares by check does not clear the shareholder's bank.

Third parties who offer Fund shares, such as banks, broker-dealers and 401(k) plan providers, may charge transaction fees and may set different minimum investments or limitations on purchasing or redeeming shares.


--------------------------------------------------------------------------------

Prospectus                             39                  About Your Investment

Distributions and Taxes
-----------------------

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains and gains from foreign currency transactions. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Monthly distributions are paid to shareholders on the first business day of the following month.

Distributions are paid as follows:

                                                    OTHER
                                                DISTRIBUTIONS
FUND                        DIVIDENDS PAID          PAID
----                        --------------      -------------
Balanced                 Annually                 Annually
Large Cap Value          Annually                 Annually
Large Cap Growth         Annually                 Annually
Small Cap Value          Annually                 Annually
International Equity     Annually                 Annually
Emerging Markets         Annually                 Annually
S&P 500 Index            April, July, October     Annually
                           and December
Small Cap Index          Annually                 Annually
International Equity     Annually                 Annually
  Index
High Yield Bond          Monthly                  Annually
Intermediate Bond        Monthly                  Annually
Short-Term Bond          Monthly                  Annually
Money Market             Monthly                  Monthly
Municipal Money Market   Monthly                  Monthly

Usually, dividends received from a Fund (except the Municipal Money Market Fund) are taxable as ordinary income, regardless of whether dividends are reinvested. Distributions by a Fund of realized net short-term capital gains and gains from certain foreign currency transactions are similarly taxed. Distributions by the Funds of realized net long-term capital gains are taxable to their shareholders as long-term capital gains regardless of how long an investor has been a shareholder.

Some foreign countries may impose taxes on dividends paid to and gains realized by the International Funds. An International Fund may treat these taxes as a deduction or, under certain conditions, "flow the tax through" to its shareholders. In the latter event, a shareholder may either deduct the taxes or use them to calculate a credit against his or her federal income tax.

A portion of the dividends paid by the Balanced Fund, the Large Cap Value Fund, the Large Cap Growth Fund, the Small Cap Value Fund, the S&P 500 Index Fund, the Small Cap Index Fund, and the High Yield Bond Fund is eligible for the dividends-received deduction allowed to corporations. The eligible portion for any Fund may not exceed its aggregate dividends received from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the federal alternative minimum tax ("AMT"). An International Fund's dividends most likely will not qualify for the dividends-received deduction because none of the dividends it receives are expected to be paid by U.S. corporations.

The Municipal Money Market Fund expects to designate most of its distributions as "exempt-interest dividends," which may be excluded from gross income. If the Fund earns taxable income from any of its investments, that income will be distributed as a taxable dividend. If the Fund invests in private activity obligations, its shareholders will be required to treat a portion of the exempt-interest dividends they receive as a "tax preference item" in determining their liability for the AMT. Some states exempt from income tax the interest on their own obligations and on obligations of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on the Fund's exempt-interest income by state.

Shareholders may realize a taxable gain or loss when redeeming or exchanging shares (other than shares of the Money Market Funds). That gain or loss may be treated as a short-term or long-term gain, depending on how long the sold or exchanged shares were held.

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Distribution of Fund Shares
----------------------------

The Funds do not incur any direct distribution expenses related to Institutional Class shares. However, the Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940 which authorizes the use of any fees received by the Manager in accordance with the Administrative Services and Management Agreements, and any fees received by the investment advisers pursuant to their Advisory Agreements with the Manager, to be used for the sale and distribution of Fund shares. In the event the Funds begin to incur distribution expenses, distribution fees may be paid out of Fund assets, possibly causing the cost of your investment to increase over time and resulting in costs higher than other types of sales charges.


--------------------------------------------------------------------------------

Additional Information                 40                             Prospectus

Master-Feeder Structure
-----------------------

Under a master-feeder structure, a "feeder" fund invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                                Structure Chart

Each Master-Feeder Fund can withdraw its investment in its corresponding Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. A change in a Portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require that Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Master-Feeder Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

Prior to March 1, 2002, the Balanced, Large Cap Value, Small Cap Value, Emerging Markets, Intermediate Bond, and Short-Term Bond Funds invested all of their investable assets in a corresponding portfolio of the AMR Investment Services Trust with a similar name and identical investment objective. On March 1, 2002, the master-feeder structure of these Funds was discontinued, and each Fund now directly purchases securities for investment in accordance with its respective investment objective.

Financial Highlights
--------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Each Fund's highlights were audited by Ernst & Young LLP, independent auditors. The financial highlights of the S&P 500 Index Fund were audited by PricewaterhouseCoopers LLP, independent auditors, through the end of 1999. More financial information about the Funds is found in their Annual Report, which you may obtain upon request.


--------------------------------------------------------------------------------

Prospectus                             41                 Additional Information

                                                                         BALANCED FUND-INSTITUTIONAL CLASS
                                                              -------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------------
                                                               2001(E F)    2000(B)      1999       1998       1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -----------   --------   --------   --------   --------
Net asset value, beginning of period........................   $  12.27     $  13.01   $  14.56   $  16.18   $  15.14
                                                               --------     --------   --------   --------   --------
Income from investment operations:
   Net investment income(A D)...............................       0.51         0.58       0.50       0.51       0.63
   Net gains (losses) on securities (both realized and
     unrealized)(D).........................................      (0.03)       (0.03)     (0.39)      0.76       2.16
                                                               --------     --------   --------   --------   --------
Total income from investment operations.....................       0.48         0.55       0.11       1.27       2.79
                                                               --------     --------   --------   --------   --------
Less distributions:
   Dividends from net investment income.....................      (0.68)       (0.51)     (0.49)     (0.63)     (0.59)
   Distributions from net realized gains on securities......         --        (0.78)     (1.17)     (2.26)     (1.16)
                                                               --------     --------   --------   --------   --------
Total distributions.........................................      (0.68)       (1.29)     (1.66)     (2.89)     (1.75)
                                                               --------     --------   --------   --------   --------
Net asset value, end of period..............................   $  12.07     $  12.27   $  13.01   $  14.56   $  16.18
                                                               ========     ========   ========   ========   ========
Total return................................................      4.07%        5.13%      0.53%      9.04%     20.04%
                                                               ========     ========   ========   ========   ========
Ratios and supplemental data:
   Net assets, end of period (in thousands).................   $157,775     $ 60,880   $139,519   $145,591   $148,176
   Ratios to average net assets (annualized):
       Expenses(D)..........................................      0.62%        0.61%      0.59%      0.59%      0.60%
       Net investment income(D).............................      3.56%        4.39%      3.55%      3.54%      3.88%
   Portfolio turnover rate(C)...............................       122%         121%        90%        87%       105%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) GSB Investment Management, Inc. was removed as an investment adviser to the Balanced Fund on March 1, 2000.

(C) The American AAdvantage Balanced Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rates is that of the Portfolio.

(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Balanced Portfolio.

(E) On September 7, 2001, AMR Investment Services, Inc. assumed management of the fixed income portion of the Balanced Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(F) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the equity portion of the Balanced Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

                                                          LARGE CAP VALUE FUND-INSTITUTIONAL CLASS
                                                    -----------------------------------------------------
                                                                   YEAR ENDED OCTOBER 31,
                                                    -----------------------------------------------------
                                                    2001(B)    2000(F)    1999(E)      1998        1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:      -------    -------    -------    --------    --------
Net asset value, beginning of period..............  $ 15.83    $ 18.69    $ 20.93    $  21.63    $  18.50
                                                    -------    -------    -------    --------    --------
Income from investment operations:
   Net investment income(A D).....................     0.28       0.47       0.38        0.40        0.42
   Net gains (losses) on securities (both realized
     and unrealized)(D)...........................    (0.61)      0.06       0.04        0.89        4.43
                                                    -------    -------    -------    --------    --------
Total income from investment operations...........    (0.33)      0.53       0.42        1.29        4.85
                                                    -------    -------    -------    --------    --------
Less distributions:
   Dividends from net investment income...........    (0.50)     (0.34)     (0.40)      (0.41)      (0.41)
   Distributions from net realized gains on
     securities...................................    (0.49)     (3.05)     (2.26)      (1.58)      (1.31)
                                                    -------    -------    -------    --------    --------
Total distributions...............................    (0.99)     (3.39)     (2.66)      (1.99)      (1.72)
                                                    -------    -------    -------    --------    --------
Net asset value, end of period....................  $ 14.51    $ 15.83    $ 18.69    $  20.93    $  21.63
                                                    =======    =======    =======    ========    ========
Total return......................................    (2.21)%    4.81%      1.72%       6.28%      28.05%
                                                    =======    =======    =======    ========    ========
Ratios and supplemental data:
   Net assets, end of period (in thousands).......  $10,081    $ 7,594    $45,039    $216,548    $200,887
   Ratios to average net assets (annualized):
     Expenses(D)..................................    0.64%      0.53%      0.59%       0.57%       0.61%
     Net investment income(D).....................    1.76%      3.71%      1.94%       1.86%       2.10%
   Portfolio turnover rate(C )....................      60%        58%        33%         40%         35%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the Large Cap Value Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(C) The American AAdvantage Large Cap Value Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Large Cap Value Portfolio.

(E) Prior to March 1, 1999, the Large Cap Value Fund was known as the Growth and Income Fund.

(F) GSB Investment Management, Inc. was removed as an investment advisor to the Large Cap Value Fund on March 1, 2000.


--------------------------------------------------------------------------------

Additional Information                 42                             Prospectus

                                                                      LARGE CAP
                                                                    GROWTH FUND-
                                                                 INSTITUTIONAL CLASS
                                                              -------------------------
                                                              YEAR ENDED    JULY 31 TO
                                                              OCTOBER 31,   OCTOBER 31,
                                                                 2001          2000
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -----------   -----------
Net asset value, beginning of period........................    $  9.54       $10.00
                                                                -------       ------
Income from investment operations:
    Net investment income (loss)(A).........................      (0.01)          --
    Net losses on securities (both realized and
     unrealized)(A).........................................      (3.86)       (0.46)
                                                                -------       ------
Total from investment operations............................      (3.87)       (0.46)
                                                                -------       ------
Less distributions:
    Dividends from net investment income....................      (0.01)          --
                                                                -------       ------
Total distributions.........................................      (0.01)          --
                                                                -------       ------
Net asset value, end of period..............................    $  5.66       $ 9.54
                                                                =======       ======
Total return................................................     (40.62)%      (4.60)%(C)
                                                                =======       ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................    $     1       $    1
    Ratios to average net assets (annualized)(A):
        Expenses............................................       0.99%        0.99%
        Net investment income (loss)........................      (0.26)%         --
    Decrease reflected in above expense ratio due to
     absorption of expenses by the Manager(A)...............       0.02%        0.29%
Portfolio turnover rate(B)..................................         85%           9%(C)

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Large Cap Growth Portfolio through February 28, 2001.

(B) Prior to March 1, 2001 the Large Cap Growth Fund invested all of its investable assets in its corresponding Portfolio. Portfolio turnover rate through February 28, 2001 was that of the Portfolio.

(C) Not annualized.

                                                                         SMALL CAP
                                                                        VALUE FUND-
                                                                    INSTITUTIONAL CLASS
                                                              --------------------------------
                                                                 YEAR ENDED       DECEMBER 31,
                                                                 OCTOBER 31,        1998 TO
                                                              -----------------   OCTOBER 31,
                                                              2001(C)    2000         1999
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------   -------   ------------
Net asset value, beginning of period........................  $10.08    $  9.07     $  10.00
                                                              -------   -------     --------
Income from investment operations:
    Net investment income(A)................................    0.16       0.21         0.07
    Net gains (losses) on securities (both realized and
     unrealized)(A).........................................    1.81       1.01        (1.00)
                                                              -------   -------     --------
Total income from investment operations.....................    1.97       1.22        (0.93)
                                                              -------   -------     --------
Less distributions:
    Dividends from net investment income....................   (0.19)     (0.04)          --
    Distributions from net realized gains on securities.....   (0.17)     (0.17)          --
                                                              -------   -------     --------
Total distributions.........................................   (0.36)     (0.21)          --
                                                              -------   -------     --------
Net asset value, end of period..............................  $11.69    $ 10.08     $   9.07
                                                              =======   =======     ========
Total return................................................  20.16%     13.78%      (9.30)%(D)
                                                              =======   =======     ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $2,364    $ 1,955     $  2,117
    Ratios to average net assets (annualized):
      Expenses(A)...........................................   0.89%      0.92%        0.96%
      Net investment income(A)..............................   1.38%      1.62%        0.84%
      Decrease reflected in above expense ratio due to
       absorption of expenses by the Manager................      --      0.06%        1.23%
    Portfolio turnover rate(B)..............................     93%        63%          31%(D)

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Small Cap Value Portfolio.

(B) The American AAdvantage Small Cap Value Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(C) On October 9, 2001, Hotchkis and Wiley Capital Management, LLC assumed management of the Small Cap Value Fund's assets previously managed by Merrill Lynch Investment Managers, L.P.

(D) Not annualized.


--------------------------------------------------------------------------------

Prospectus                             43                 Additional Information

                                                                   INTERNATIONAL EQUITY FUND-INSTITUTIONAL CLASS
                                                              --------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              --------------------------------------------------------
                                                              2001(E)       2000      1999( B)      1998        1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------    --------    --------    --------    --------
Net asset value, beginning of period........................  $  17.95    $ 19.36     $  16.93    $  17.08    $  15.01
                                                              --------    --------    --------    --------    --------
Income from investment operations:
   Net investment income(AD)................................      0.24       0.36         0.35        0.33        0.34
   Net gains (losses) on securities (both realized and
    unrealized)(D)..........................................     (2.96)      0.18         2.92        0.34        2.44
                                                              --------    --------    --------    --------    --------
Total income from investment operations.....................     (2.72)      0.54         3.27        0.67        2.78
                                                              --------    --------    --------    --------    --------
Less distributions:
   Dividends from net investment income.....................     (0.22)     (0.31)       (0.35)      (0.34)      (0.30)
   Distributions from net realized gains on securities......     (1.24)     (1.64)       (0.49)      (0.48)      (0.41)
                                                              --------    --------    --------    --------    --------
Total distributions.........................................     (1.46)     (1.95)       (0.84)      (0.82)      (0.71)
                                                              --------    --------    --------    --------    --------
Net asset value, end of period..............................  $  13.77    $ 17.95     $  19.36    $  16.93    $  17.08
                                                              ========    ========    ========    ========    ========
Total return................................................    (16.54)%    2.36%       19.98%       4.19%      19.08%
                                                              ========    ========    ========    ========    ========
Ratios and supplemental data:
   Net assets, end of period (in thousands).................  $519,151    $587,869    $601,923    $408,581    $231,793
   Ratios to average net assets (annualized):
      Expenses(D)...........................................     0.78%      0.72%        0.64%       0.80%       0.83%
      Net investment income(D)..............................     1.54%      1.64%        2.00%       2.05%       2.35%
   Portfolio turnover rate(C)...............................       36%        45%          63%         24%         15%

(A) Class expenses per share were subtracted from net investment income per share for the Fund before class expenses to determine net investment income per share.

(B) On March 1, 1999, Morgan Stanley Asset Management, Inc. was replaced as an investment adviser to the International Equity Fund by Lazard Asset Management and Independence Investment LLC.

(C) The International Equity Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(D) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services International Equity Portfolio.

(E) Causeway Capital Management LLC replaced Merrill Lynch Investment Managers, L.P. as investment adviser to the International Equity Fund on August 31, 2001.

                                                                EMERGING MARKETS FUND-
                                                                 INSTITUTIONAL CLASS
                                                              --------------------------
                                                              YEAR ENDED     JULY 31, TO
                                                              OCTOBER 31,    OCTOBER 31,
                                                                 2001           2000
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -----------    -----------
Net asset value, beginning of period........................    $  8.17        $ 10.00
                                                                -------        -------
Income from investment operations:
    Net investment income(A)................................       0.11             --
    Net losses on securities (both realized and
     unrealized)(A).........................................      (1.62)         (1.83)
                                                                -------        -------
Total from investment operations............................      (1.51)         (1.83)
                                                                -------        -------
Less distributions:
    Dividends from net investment income....................      (0.01)            --
    Distributions from net realized gains on securities.....      (0.01)            --
                                                                -------        -------
Total distributions.........................................      (0.02)            --
                                                                -------        -------
Net asset value, end of period..............................    $  6.64        $  8.17
                                                                =======        =======
Total return................................................     (18.52)%       (18.30)%(C)
                                                                =======        =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................    $ 1,495        $     1
    Ratios to average net assets (annualized)(A):
        Expenses............................................       1.43%          1.87%
        Net investment income (loss)........................       2.07%         (0.47)%
Portfolio turnover rate(B)..................................         95%            23%(C)

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Emerging Markets Portfolio.

(B) The Emerging Markets Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(C) Not annualized.


--------------------------------------------------------------------------------

Additional Information                 44                             Prospectus

                                                                                     S&P 500
                                                                                   INDEX FUND-
                                                                               INSTITUTIONAL CLASS
                                                              ------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------
                                                                2001      2000(A)       1999        1998       1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------    --------    --------    --------    ------
Net asset value, beginning of period........................  $  17.99    $  20.05    $  16.78    $  13.16    $10.00
                                                              --------    --------    --------    --------    ------
Income from investment operations
    Net investment income(B)................................      0.20        0.23        0.19        0.16      0.14
    Net gains on securities (realized and unrealized)(B)....     (2.38)      (2.05)       3.27        3.62      3.16
                                                              --------    --------    --------    --------    ------
Total from investment operations............................     (2.18)      (1.82)       3.46        3.78      3.30
                                                              --------    --------    --------    --------    ------
Less distributions:
    Dividends from net investment income....................     (0.19)(C)    (0.24)(C)    (0.19)    (0.16)    (0.14)
                                                              --------    --------    --------    --------    ------
Total distributions.........................................     (0.19)      (0.24)      (0.19)      (0.16)    (0.14)
                                                              --------    --------    --------    --------    ------
Net asset value, end of period..............................  $  15.62    $  17.99    $  20.05    $  16.78    $13.16
                                                              ========    ========    ========    ========    ======
Total return................................................    (12.12)%     (9.15)%     20.70%      28.87%    33.09%
                                                              ========    ========    ========    ========    ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $254,289    $321,805    $568,645    $100,870    $7,862
    Ratios to average net assets (annualized)(B)
        Net investment income...............................      1.22%       1.09%       1.28%       1.41%     1.61%
        Expenses............................................      0.15%       0.16%       0.17%       0.20%     0.20%
        Decrease reflected in above expense ratio due to
          absorption of expenses by State Street, Bankers
          Trust and the Manager.............................        --          --          --        0.06%     0.43%

(A) Prior to March 1, 2000, the S&P 500 Index Fund -- Institutional Class invested all of its investable assets in the BT Equity 500 Index Portfolio, a separate investment company managed by Bankers Trust Company.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the BT Equity 500 Index Portfolio through February 29, 2000 and the State Street Equity 500 Index Portfolio from March 1, 2000 through December 31, 2001.

(C) Includes a tax return of capital distribution which amounts to less than $0.01 per share.

                                                                       SMALL CAP
                                                                      INDEX FUND-
                                                                  INSTITUTIONAL CLASS
                                                              ---------------------------
                                                               YEAR ENDED     JULY 31 TO
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  2001           2000
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------------   ------------
Net asset value, beginning of period........................    $  9.69         $10.00
                                                                -------         ------
Income from investment operations(A)
    Net investment income...................................       0.09           0.05
    Net gains (losses) on securities (realized and
     unrealized)............................................       0.11          (0.31)
                                                                -------         ------
Total from investment operations............................       0.20          (0.26)
                                                                -------         ------
Less distributions:
    Dividends from net investment income....................      (0.09)         (0.05)
    Tax return of capital...................................      (0.01)            --
                                                                -------         ------
Total distributions.........................................      (0.10)         (0.05)
                                                                -------         ------
Net asset value, end of period..............................    $  9.79         $ 9.69
                                                                =======         ======
Total return................................................       2.07%         (2.59)%(B)
                                                                =======         ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................    $11,803         $4,120
    Ratios to average net assets (annualized)(A)
        Net investment income...............................       1.36%          1.61%
        Expenses............................................       0.19%          0.50%
        Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager...............         --           0.46%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master Small Cap Index Series.

(B) Not annualized.


--------------------------------------------------------------------------------

Prospectus                             45                 Additional Information

                                                                     INTERNATIONAL
                                                                  EQUITY INDEX FUND-
                                                                  INSTITUTIONAL CLASS
                                                              ---------------------------
                                                               YEAR ENDED     JULY 31 TO
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  2001           2000
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------------   ------------
Net asset value, beginning of period........................    $  9.21         $10.00
                                                                -------         ------
Income from investment operations(A)
    Net investment income...................................       0.10           0.02
    Net gains (losses) on securities (realized and
     unrealized)............................................      (2.12)         (0.72)
                                                                -------         ------
Total from investment operations............................      (2.02)         (0.70)
                                                                -------         ------
Less distributions:
    Dividends from net investment income....................      (0.09)         (0.03)
    Distributions from tax return of capital................      (0.03)         (0.01)
    Distributions from net realized gains on securities.....         --          (0.05)
                                                                -------         ------
Total distributions.........................................      (0.12)         (0.09)
                                                                -------         ------
Net asset value, end of period..............................    $  7.07         $ 9.21
                                                                =======         ======
Total return................................................     (22.14)%        (7.03)%(B)
                                                                =======         ======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................    $ 3,773         $3,542
    Ratios to average net assets (annualized)(A)
        Net investment income...............................       1.49%          0.63%
        Expenses............................................       0.29%          0.60%
        Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager...............         --           1.52%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Master International Index Series.

(B) Not annualized.

                                                                  HIGH YIELD
                                                                     BOND
                                                                     FUND-
                                                                 INSTITUTIONAL
                                                                     CLASS
                                                              -------------------
                                                                 DECEMBER 29,
                                                                     2000
                                                                TO OCTOBER 31,
                                                                     2001
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------------------
Net asset value, beginning of period........................        $ 10.00
                                                                    -------
Income from investment operations:
    Net investment income...................................           0.71
    Net gains (losses) on securities (both realized and
     unrealized)............................................          (0.18)
                                                                    -------
Total income from investment operations.....................           0.53
                                                                    -------
Less distributions:
    Dividends from net investment income....................          (0.71)
    Distributions from net realized gains on securities.....             --
                                                                    -------
Total distributions.........................................          (0.71)
                                                                    -------
Net asset value, end of period..............................        $  9.82
                                                                    =======
Total return................................................          5.33%(A)
                                                                    =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................        $53,275
    Ratios to average net assets (annualized):
        Expenses............................................          0.90%
        Net investment income...............................          8.48%
        Decrease reflected in above expense ratio due to
        absorption of expenses by the Manager...............          0.17%
    Portfolio turnover rate.................................           145%(A)

(A) Not annualized.


--------------------------------------------------------------------------------

Additional Information                 46                             Prospectus

                                                                              INTERMEDIATE BOND FUND-
                                                                                INSTITUTIONAL CLASS
                                                              --------------------------------------------------------
                                                                                                         SEPTEMBER 15,
                                                                       YEAR ENDED OCTOBER 31,                 TO
                                                              ----------------------------------------    OCTOBER 31,
                                                                2001      2000       1999       1998         1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                --------   -------   --------   --------   -------------
Net asset value, beginning of period........................  $   9.72   $  9.58   $  10.50   $  10.17     $  10.00
                                                              --------   -------   --------   --------     --------
Income from investment operations:
    Net investment income(A)................................      0.57      0.59       0.56       0.59         0.07
    Net gains (losses) on securities (both realized and
      unrealized)(A)........................................      0.79      0.14      (0.63)      0.34         0.17
                                                              --------   -------   --------   --------     --------
Total income from investment operations.....................      1.36      0.73      (0.07)      0.93         0.24
                                                              --------   -------   --------   --------     --------
Less distributions:
    Dividends from net investment income....................     (0.57)    (0.59)     (0.56)     (0.59)       (0.07)
    Distributions from net realized gains on securities.....        --        --      (0.29)     (0.01)          --
                                                              --------   -------   --------   --------     --------
Total distributions.........................................     (0.57)    (0.59)     (0.85)     (0.60)       (0.07)
                                                              --------   -------   --------   --------     --------
Net asset value, end of period..............................  $  10.51   $  9.72   $   9.58   $  10.50     $  10.17
                                                              ========   =======   ========   ========     ========
Total return................................................    14.36%     7.89%      (0.83)%    9.37%        2.41%(C)
                                                              ========   =======   ========   ========     ========
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $ 60,842   $   115   $205,218   $178,840     $216,249
    Ratios to average net assets (annualized):
        Expenses(A).........................................     0.54%     0.59%      0.55%      0.57%        0.59%
        Net investment income(A)............................     5.55%     6.31%      5.62%      5.74%        5.63%
        Decrease reflected in above expense ratio due to
          absorption of expenses by the Manager(A)..........        --        --         --         --           --
    Portfolio turnover rate(B)..............................      164%      102%       123%       181%          47%(C)

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Intermediate Bond Portfolio.

(B) The American AAdvantage Intermediate Bond Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(C) Not annualized.

                                                                  SHORT-TERM BOND FUND-INSTITUTIONAL CLASS
                                                              -------------------------------------------------
                                                                           YEAR ENDED OCTOBER 31,
                                                              -------------------------------------------------
                                                               2001       2000      1999     1998(A)     1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                -------    ------    ------    -------    -------
Net asset value, beginning of period........................  $  9.21    $ 9.30    $ 9.63    $  9.63    $  9.68
                                                              -------    ------    ------    -------    -------
Income from investment operations:
    Net investment income(C)................................     0.57      0.62      0.53       0.62       0.64
    Net gains (losses) on securities (both realized and
      unrealized)(C)........................................     0.41     (0.10)    (0.29)        --      (0.05)
                                                              -------    ------    ------    -------    -------
Total income from investment operations.....................     0.98      0.52      0.24       0.62       0.59
                                                              -------    ------    ------    -------    -------
Less distributions:
    Dividends from net investment income....................    (0.57)    (0.61)    (0.57)     (0.62)     (0.64)
                                                              -------    ------    ------    -------    -------
Total distributions.........................................    (0.57)    (0.61)    (0.57)     (0.62)     (0.64)
                                                              -------    ------    ------    -------    -------
Net asset value, end of period..............................  $  9.62    $ 9.21    $ 9.30    $  9.63    $  9.63
                                                              =======    ======    ======    =======    =======
Total return................................................   10.98%     5.83%     2.56%      6.60%      6.29%
                                                              =======    ======    ======    =======    =======
Ratios and supplemental data:
    Net assets, end of period (in thousands)................  $ 4,226    $3,687    $5,034    $18,453    $22,947
    Ratios to average net assets (annualized):
        Expenses(C).........................................    0.51%     0.58%     0.62%      0.65%      0.57%
        Net investment income(C)............................    6.06%     6.61%     5.92%      6.43%      6.67%
        Decrease reflected in above expense ratio due to
          absorption of expenses by the Manager.............       --        --        --         --         --
    Portfolio turnover rate(B)..............................     104%       89%      115%        74%       282%

(A) Prior to March 1, 1998, the Short-Term Bond Fund-Institutional Class was known as the Limited-Term Income Fund-Institutional Class.

(B) The Short-Term Bond Fund invests all of its investable assets in its corresponding Portfolio. Portfolio turnover rate is that of the Portfolio.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Short-Term Bond Portfolio.


--------------------------------------------------------------------------------

Prospectus                             47                 Additional Information

                                                                          MONEY MARKET FUND-INSTITUTIONAL CLASS
                                                        -------------------------------------------------------------------------
                                                            YEAR ENDED         TWO MONTHS
                                                           DECEMBER 31,          ENDED              YEAR ENDED OCTOBER 31,
                                                        -------------------   DECEMBER 31,   ------------------------------------
                                                          2001       2000         1999          1999         1998         1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:          --------   --------   ------------   ----------   ----------   ----------
Net asset value, beginning of period..................  $   1.00   $   1.00    $     1.00    $     1.00   $     1.00   $     1.00
                                                        --------   --------    ----------    ----------   ----------   ----------
   Net investment income(A)...........................      0.04       0.06          0.01          0.05         0.06         0.06
   Less dividends from net investment income..........     (0.04)     (0.06)        (0.01)        (0.05)       (0.06)       (0.06)
                                                        --------   --------    ----------    ----------   ----------   ----------
Net asset value, end of period........................  $   1.00   $   1.00    $     1.00    $     1.00   $     1.00   $     1.00
                                                        ========   ========    ==========    ==========   ==========   ==========
Total return..........................................      4.15%      6.45%         0.94%(B)       5.09%       5.63%        5.60%
                                                        ========   ========    ==========    ==========   ==========   ==========
Ratios and supplemental data:
   Net assets, end of period (in thousands)...........  $805,843   $886,608    $1,978,123    $1,652,323   $1,241,999   $1,123,649
   Ratios to average net assets (annualized):(A)
       Expenses.......................................      0.25%      0.24%         0.23%         0.24%        0.23%        0.23%
       Net investment income..........................      4.13%      6.17%         5.65%         4.99%        5.49%        5.46%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) Not annualized.

                                                                    MUNICIPAL MONEY MARKET FUND-INSTITUTIONAL CLASS
                                                              ------------------------------------------------------------
                                                                YEAR ENDED       TWO MONTHS
                                                               DECEMBER 31,        ENDED         YEAR ENDED OCTOBER 31,
                                                              ---------------   DECEMBER 31,   ---------------------------
                                                               2001     2000        1999        1999      1998      1997
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:                ------   ------   ------------   -------   -------   -------
Net asset value, beginning of period........................  $ 1.00   $ 1.00     $  1.00      $  1.00   $  1.00   $  1.00
                                                              ------   ------     -------      -------   -------   -------
   Net investment income(A).................................    0.03     0.04        0.01         0.03      0.03      0.04
   Less dividends from net investment income................   (0.03)   (0.04)      (0.01)       (0.03)    (0.03)    (0.04)
                                                              ------   ------     -------      -------   -------   -------
Net asset value, end of period..............................  $ 1.00   $ 1.00     $  1.00      $  1.00   $  1.00   $  1.00
                                                              ======   ======     =======      =======   =======   =======
Total return................................................    2.52%    3.93%       0.58%(B)     2.92%     3.46%     3.52%
                                                              ======   ======     =======      =======   =======   =======
Ratios and supplemental data:
   Net assets, end of period (in thousands).................  $  799   $  779     $   750      $   745   $   847   $   369
   Ratios to average net assets (annualized):(A)
       Expenses.............................................    0.31%    0.31%       0.35%        0.39%     0.33%     0.31%
       Net investment income................................    2.49%    3.87%       3.49%        2.91%     3.35%     3.49%
   Decrease reflected in above expense ratio due to
     absorption of expenses by the Manager..................      --       --          --           --        --      0.01%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) Not annualized.


--------------------------------------------------------------------------------

Additional Information                 48                             Prospectus

                                  -- Notes --

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 658-5811.

  ANNUAL REPORT/SEMI-ANNUAL REPORT                          STATEMENT OF ADDITIONAL INFORMATION ("SAI")
  The Funds' Annual and Semi-Annual Reports list each       The SAI contains more details about the Funds and their
  Fund's actual investments as of the report's date. They   investment policies. The SAI is incorporated in this
  also include a discussion by the Manager of market        Prospectus by reference (it is legally part of this
  conditions and investment strategies that significantly   Prospectus). A current SAI is on file with the
  affected the Funds' performance. The report of the        Securities and Exchange Commission (SEC).
  Funds' independent auditors is included in the Annual
  Report.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS OR TO REQUEST A COPY OF THE DOCUMENTS LISTED ABOVE:


       LOGO                     LOGO                            LOGO                                 LOGO
   BY TELEPHONE:              BY MAIL:                       BY E-MAIL:                        ON THE INTERNET:
Call (800) 658-5811  American AAdvantage Funds    american aadvantage.funds@aa.com   Visit our website at www.aafunds.com
                          P.O. Box 619003                                            Visit the SEC website at www.sec.gov
                     DFW Airport, TX 75261-9003

The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec.gov, or by writing to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

FUND SERVICE PROVIDERS:

    CUSTODIAN            TRANSFER AGENT       INDEPENDENT AUDITORS DISTRIBUTOR
    STATE STREET BANK    NATIONAL FINANCIAL   ERNST & YOUNG LLP    SWS FINANCIAL
      AND TRUST            DATA SERVICES      Dallas, Texas          SERVICES
    Boston,              Kansas City,                              Dallas, Texas
    Massachusetts        Missouri

                        [AMERICAN AADVANTAGE FUNDS LOGO]
                            SEC File Number 811-4984

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds is a registered service mark of AMR Corporation. American AAdvantage Money Market Fund is a registered service mark of AMR Investment Services, Inc. American AAdvantage Balanced Fund, American AAdvantage Large Cap Value Fund, American AAdvantage Large Cap Growth Fund, American AAdvantage International Equity Fund, American AAdvantage Emerging Markets Fund, American AAdvantage High Yield Bond Fund, American AAdvantage Intermediate Bond Fund, American AAdvantage Short-Term Bond Fund, American AAdvantage Small Cap Value Fund, American AAdvantage Small Cap Index Fund, American AAdvantage International Equity Index Fund, and American AAdvantage Municipal Money Market Fund are service marks of AMR Investment Services, Inc.